UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21547

 NAME OF REGISTRANT:                     CALAMOS GLOBAL TOTAL RETURN
                                         FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630)245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


Calamos Global Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD                                                                                     Agenda Number:  702941522
--------------------------------------------------------------------------------------------------------------------------
        Security:  H0010V101
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    Take No Action
       ID 814047 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    Take No Action
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

CMMT   PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    Take No Action
       MEETING NOTICE SENT UNDER MEETING 750820, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    Take No Action
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR ALL THE RESOLUTIONS.
       THANK YOU.

2.1    Approval of the annual report, the consolidated           Mgmt          Take No Action
       financial statements, and the annual financial
       statements for 2010

2.2    Consultative vote on the 2010 remuneration report         Mgmt          Take No Action

3      Discharge of the Board of Directors and the               Mgmt          Take No Action
       persons entrusted with management

4      Appropriation of available earnings and conversion        Mgmt          Take No Action
       of capital contribution reserve

5      Creation of additional contingent share capital           Mgmt          Take No Action
       in connection with employee participation

6      Renewal of authorized share capital                       Mgmt          Take No Action

7.1.1  Re-election to the Board of Directors: Roger              Mgmt          Take No Action
       Agnelli

7.1.2  Re-election to the Board of Directors: Louis              Mgmt          Take No Action
       R. Hughes

7.1.3  Re-election to the Board of Directors: Hans               Mgmt          Take No Action
       Ulrich Marki

7.1.4  Re-election to the Board of Directors: Michel             Mgmt          Take No Action
       de Rosen

7.1.5  Re-election to the Board of Directors: Michael            Mgmt          Take No Action
       Treschow

7.1.6  Re-election to the Board of Directors: Jacob              Mgmt          Take No Action
       Wallenberg

7.1.7  Re-election to the Board of Directors: Hubertus           Mgmt          Take No Action
       von Grunberg

7.2    Election to the Board of Directors: Ying Yeh              Mgmt          Take No Action

8      Re-election of the auditors: Ernst & Young AG             Mgmt          Take No Action

9      Ad-hoc Motions                                            Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA, LUXEMBOURG                                                                       Agenda Number:  702729065
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306AB3
    Meeting Type:  EGM
    Meeting Date:  20-Dec-2010
          Ticker:
            ISIN:  XS0267243417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      The sole purpose of the meeting is to appoint             Mgmt          Take No Action
       Mr. Bob Long as the ninth director of the Board
       of Subsea 78.A

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    Take No Action
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    Take No Action
       OF INFORMATION MEETING COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AFFILIATED MANAGERS GROUP, INC.                                                             Agenda Number:  933428585
--------------------------------------------------------------------------------------------------------------------------
        Security:  008252108
    Meeting Type:  Annual
    Meeting Date:  31-May-2011
          Ticker:  AMG
            ISIN:  US0082521081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SAMUEL T. BYRNE                                           Mgmt          For                            For
       DWIGHT D. CHURCHILL                                       Mgmt          For                            For
       SEAN M. HEALEY                                            Mgmt          For                            For
       HAROLD J. MEYERMAN                                        Mgmt          For                            For
       WILLIAM J. NUTT                                           Mgmt          For                            For
       RITA M. RODRIGUEZ                                         Mgmt          For                            For
       PATRICK T. RYAN                                           Mgmt          For                            For
       JIDE J. ZEITLIN                                           Mgmt          For                            For

02     TO APPROVE THE 2011 STOCK OPTION AND INCENTIVE            Mgmt          For                            For
       PLAN.

03     TO APPROVE, BY ADVISORY VOTE, THE COMPENSATION            Mgmt          For                            For
       PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS,
       AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT
       PURSUANT TO ITEM 402 OF REGULATION S-K, INCLUDING
       THE COMPENSATION DISCUSSION AND ANALYSIS AND
       COMPENSATION TABLES.

04     TO RECOMMEND, BY ADVISORY VOTE, THE FREQUENCY             Mgmt          1 Year                         For
       OF AN ADVISORY VOTE TO APPROVE THE COMPENSATION
       OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

05     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL
       YEAR.




--------------------------------------------------------------------------------------------------------------------------
 ALCON, INC.                                                                                 Agenda Number:  933310512
--------------------------------------------------------------------------------------------------------------------------
        Security:  H01301102
    Meeting Type:  Special
    Meeting Date:  16-Aug-2010
          Ticker:  ACL
            ISIN:  CH0013826497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): ENRICO VANNI

1B     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): NORMAN WALKER

1C     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): PAUL CHOFFAT

1D     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): URS BAERLOCHER

1E     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): JACQUES SEYDOUX




--------------------------------------------------------------------------------------------------------------------------
 ALCON, INC.                                                                                 Agenda Number:  933315170
--------------------------------------------------------------------------------------------------------------------------
        Security:  H01301102
    Meeting Type:  Special
    Meeting Date:  16-Aug-2010
          Ticker:  ACL
            ISIN:  CH0013826497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): ENRICO VANNI

1B     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): NORMAN WALKER

1C     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): PAUL CHOFFAT

1D     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): URS BAERLOCHER

1E     REPLACEMENT ELECTION TO THE BOARD OF DIRECTORS            Mgmt          Against                        Against
       (CONDITIONAL RESOLUTION AS SET FORTH IN THE
       INVITATION): JACQUES SEYDOUX




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  933420058
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874784
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  AIG
            ISIN:  US0268747849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT H. BENMOSCHE                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN H. FITZPATRICK                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LAURETTE T. KOELLNER                Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DONALD H. LAYTON                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ                  Mgmt          Against                        Against

1H     ELECTION OF DIRECTOR: GEORGE L. MILES, JR.                Mgmt          For                            For

1I     ELECTION OF DIRECTOR: HENRY S. MILLER                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ROBERT S. MILLER                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1L     ELECTION OF DIRECTOR: MORRIS W. OFFIT                     Mgmt          For                            For

1M     ELECTION OF DIRECTOR: RONALD A. RITTENMEYER               Mgmt          For                            For

1N     ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

02     TO APPROVE A NON-BINDING SHAREHOLDER RESOLUTION           Mgmt          For                            For
       ON EXECUTIVE COMPENSATION

03     TO AMEND AIG'S AMENDED AND RESTATED CERTIFICATE           Mgmt          For                            For
       OF INCORPORATION TO RESTRICT CERTAIN TRANSFERS
       OF AIG COMMON STOCK IN ORDER TO PROTECT AIG'S
       TAX ATTRIBUTES

04     TO RATIFY THE AMERICAN INTERNATIONAL GROUP,               Mgmt          For                            For
       INC. TAX ASSET PROTECTION PLAN

05     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2011

06     SHAREHOLDER PROPOSAL RELATING TO RESTRICTING              Shr           Against                        For
       HEDGING TRANSACTIONS




--------------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH INBEV SA, BRUXELLES                                                          Agenda Number:  702901681
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6399C107
    Meeting Type:  MIX
    Meeting Date:  26-Apr-2011
          Ticker:
            ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) MAY BE
       REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Proposal to replace the words "the last Tuesday           Mgmt          Take No Action
       of April" in the first paragraph of Article
       24 with the words "the last Wednesday of April"

A.2    Proposal to add the following new paragraph               Mgmt          Take No Action
       at the end of Article 22:"The Company is authorised
       to deviate from the provisions of Article 520ter,
       indents 1 and 2, of the Companies Code, in
       respect of any persons falling within the scope
       of such provisions."

A.3a   Entry into force of the modifications to the              Mgmt          Take No Action
       Articles of Association resulting from the
       law on the exercise of certain rights of shareholders
       in listed companies: Proposal to resolve (i)
       that the modifications to the Articles of Association
       provided for in items 3 (b) to 3 (g) shall
       (a) be made under the condition precedent that
       a law implementing Directive 2007/36/EC on
       the exercise of certain rights of shareholders
       in listed companies (the ''Law'') is published
       in the Belgian State Gazette and (b) enter
       into force on the date, if any, on which the
       Law (as may be amended, supplemented or implemented
       by any law or regulation) provides that such
       modifications enter into force and, in case
       the Law (as may be amended, supplemented or
       implemented by any law or regulation) does
       not provide such a date, such modifications
       will enter into force on the date on which
       the Law enters into force; and (ii) that the
       provisions of the articles of association that
       are the object of modification by items 3 (b)
       to 3 (g) below (a) will remain in force until
       the corresponding modifications to the articles
       of association enter into force and (b) will
       be, for these purposes, set out at the end
       of the articles of association as transitional
       provisions; it being understood that the above
       proposed resolution shall not be submitted
       to the vote of the Extraordinary General Meeting
       of Shareholders in the event that the Law is
       published before the Extraordinary General
       Meeting which will effectively deliberate upon
       this item

A.3.b  Modification to Article 24 - Meetings: Proposal           Mgmt          Take No Action
       to delete the words ''The Body convening a
       meeting shall designate the places where the
       certified statement of blocking of dematerialised
       shares is to be deposited'' in the third paragraph
       of Article 24 and to add the following paragraph
       at the end of Article 24: ''Working days shall
       mean all days of the week with the exception
       of Saturdays, Sundays and legal public holidays
       in Belgium.''

A.3.c  Modification to Article 25 - Admission to Shareholders'   Mgmt          Take No Action
       Meetings: Proposal to replace Article 25 as
       follows: ''a) Conditions of admission to Shareholders'
       Meetings: In order to have the right to participate
       in and vote at the Meeting, shareholders must:
       (i) have the ownership of their shares recorded
       in their name, as at midnight Central European
       Time on the fourteenth (14th) calendar day
       preceding the date of the Meeting (the ''record
       date''): - through registration in the register
       of the registered shares of the company, for
       holders of registered shares; or- through book-entry
       in the accounts of an authorised account holder
       or clearing organisation, for holders of dematerialised
       shares. Holders of bearer shares must first
       convert their bearer shares into registered
       or dematerialized shares; and (ii) notify the
       company (or the person designated by the company)
       by returning a signed original paper form or,
       if permitted by the company in the notice convening
       the Shareholders Meeting, by sending a form
       electronically (in which case the form shall
       be signed by means of an electronic signature
       in accordance with applicable Belgian law),
       at the latest on the sixth (6th) calendar day
       preceding the day of the Meeting, of their
       intention to participate in the Meeting, indicating
       the number of shares in respect of which they
       intend to do so. In addition, the holders of
       dematerialised shares must, at the latest on
       the same day, provide the company (or the person
       designated by the company), or arrange for
       the company (or the person designated by the
       company) to be provided, with an original certificate
       issued by an authorised account holder or a
       clearing organisation certifying the number
       of shares owned on the record date by the relevant
       shareholder and for which it has notified its
       intention to participate in the Meeting. An
       issuer of certificates relating to registered
       shares must notify its capacity of issuer to
       the company, which will record such capacity
       in the register of such shares. An issuer which
       refrains from notifying this capacity to the
       company can only vote at a Shareholders' Meeting
       if the written notification indicating its
       intention to participate in that Shareholders''
       Meeting specifies its capacity of issuer. An
       issuer of certificates linked to dematerialised
       shares must notify its capacity of issuer to
       the company before exercising any vote, at
       the latest through the written notification
       indicating its intention to participate in
       the Shareholders' Meeting, failing which such
       shares cannot participate in voting. b) Proxies
       and powers of attorney: Any shareholder with
       the right to vote may either personally participate
       in the Meeting or give a proxy to another person,
       who need not be a shareholder, to represent
       it at a Shareholders' Meeting. A shareholder
       may designate, for a given meeting, only one
       person as proxy holder, except in circumstances
       where Belgian law allows the designation of
       multiple proxy holders. The appointment of
       a proxy holder may take place in paper form
       or electronically (in which case the form shall
       be signed by means of an electronic signature
       in accordance with applicable Belgian law),
       through a form which shall be made available
       by the company. The signed original paper form
       or electronic form must be received by the
       company at the latest on the sixth (6th) calendar
       day preceding the date of the Meeting. Any
       appointment of a proxy holder shall comply
       with relevant requirements of applicable Belgian
       law in terms of conflicting interests, record
       keeping and any other applicable requirement.
       c) Formalities for admission: Prior to the
       Meeting, the shareholders or their proxies
       are required to sign an attendance sheet, indicating
       their first name, last name, and place of residence
       or corporate denomination and registered office,
       as well as the number of shares in respect
       of which they are participating in the Meeting.
       Representatives of legal entities must provide
       the documents evidencing their capacity as
       bodies or special proxy holders. The natural
       persons, shareholders, bodies or proxy holders
       who take part in the Shareholders' Meeting
       must be able to prove their identity. d) Other
       securities: The holders of profit sharing certificates,
       non-voting shares, bonds, subscription rights
       or other securities issued by the company,
       as well as the holders of certificates issued
       with the assistance of the company and representing
       securities issued by the latter, may participate
       in the Shareholders' Meeting insofar as the
       law entitles them to do so, and, as the case
       may be, gives them the right to participate
       in voting. If they propose to participate,
       they are subject to the same formalities concerning
       admission and access, and forms and filing
       of proxies, as those imposed on the shareholders.''

A.3.d  Modification to Article 26 BIS - Vote by correspondence:  Mgmt          Take No Action
       Proposal to rename Article 26BIS''''Remote
       Voting Before The Shareholders'  Meeting''
       and to replace it as follows: ''Any shareholder
       may vote remotely before the Meeting, by sending
       a paper form or, if permitted by the company
       in the notice convening the Shareholders' Meeting,
       by sending a form electronically (in which
       case the form shall be signed by means of an
       electronic signature in accordance with applicable
       Belgian law), through a form which shall be
       made available by the company.The original
       signed paper form must be received by the company
       at the latest on the sixth (6th) calendar day
       preceding the date of the Meeting. Voting through
       the sending of the signed electronic form may
       occur until the calendar day before the date
       of the Meeting. The company may also organise
       a remote vote before the Meeting through other
       electronic communication methods, such as,
       among others, through one or several Web sites.
       It shall specify the practical terms of any
       such remote vote in the convening notice. The
       company will ensure that, when arranging remote
       electronic voting before the Shareholders'
       Meeting, either through the sending of an electronic
       form or through other electronic communication
       methods, the company is able, through the system
       used, to control the identity and capacity
       as shareholder of each person casting a vote
       electronically. Shareholders voting remotely,
       must, in order for their vote to be taken into
       account for the calculation of the quorum and
       voting majority, comply with the conditions
       set out in Article25.''

A.3.e  Modification to Article 28 - Deliberations:               Mgmt          Take No Action
       Proposal to rename Article 28 ''Agenda And
       Deliberations'' and to replace the first paragraph
       with the following paragraphs: ''The Shareholders'
       Meeting may deliberate only the business on
       its agenda. One or more shareholders representing
       at least 3% of the capital of the company may
       request for items to be added to the agenda
       and submit resolution proposals in relation
       to existing agenda items or new items to be
       added to the agenda provided that they prove
       holding of such shareholding as at the date
       of their request by, as far as registered shares
       are concerned, a certificate evidencing the
       registration of the shares in the register
       of shares of the company or, as far as dematerialised
       shares are concerned, by a certificate issued
       by an authorised account holder or a clearing
       organisation certifying the book-entry of the
       shares in one or several accounts held by such
       account holder or clearing organisation. Such
       right shall not be available in relation to
       a second extraordinary Shareholders' Meeting
       that is convened for lack of a quorum at the
       first extraordinary Shareholders' Meeting.The
       new agenda items and/or resolution proposals
       should be received by the company in signed
       original paper form or electronically (in which
       case the form shall be signed by means of an
       electronic signature in accordance with applicable
       Belgian law), at the latest on the twentysecond
       (22nd) calendar day preceding the date of the
       Shareholders' Meeting and the company shall
       publish a revised agenda at the latest on the
       fifteenth (15th) calendar day preceding the
       date of the Meeting. The handling of such new
       agenda items and/or resolution proposals during
       the Meeting is subject to the relevant shareholder(s)
       having satisfied, with respect to shares representing
       at least 3% of the capital, the conditions
       set forth in Article 25, a), (i) and (ii).''

A.3.f  Modification to Article 30 - Adjournments: Proposal       Mgmt          Take No Action
       to replace the second and third paragraphs
       of Article 30 as follows: ''Such adjournment
       cancels all decisions taken during the Meeting.
       The Shareholders' Meeting shall be held again
       within five (5) weeks and with the same agenda.
       Shareholders wishing to participate in such
       Meeting shall fulfil the admission conditions
       set out in Article 25 a). To this effect, a
       record date shall be set on the fourteenth
       (14th) calendar day at midnight Central European
       Time preceding the date of the second Meeting.''

A.3.g  Modification to Article 36 BIS: Proposal to               Mgmt          Take No Action
       delete Article 36 BIS

A.4.a  Issuance of 215,000 subscription rights and               Non-Voting    No vote
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Special report by the Board of Directors
       on the issuance of subscription rights and
       the exclusion of the preference right of the
       existing shareholders in favour of specific
       persons, drawn up in accordance with Articles
       583, 596 and 598 of the Companies Code

A.4.b  Issuance of 215,000 subscription rights and               Non-Voting    No vote
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Special report by the statutory auditor
       on the exclusion of the preference right of
       the existing shareholders in favour of specific
       persons, drawn up in accordance with Articles
       596 and 598 of the Companies Code

A.4.c  Issuance of 215,000 subscription rights and               Mgmt          Take No Action
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Proposed resolution: excluding the
       preference right of the existing shareholders
       in relation to the issuance of subscription
       rights in favour of all current Directors of
       the Company, as identified in the report referred
       under item (a) above

A.4.d  Issuance of 215,000 subscription rights and               Mgmt          Take No Action
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Issuance of subscription rights: Proposed
       resolution: approving the issuance of 215,000
       subscription rights and determining their terms
       and conditions (as such terms and conditions
       are appended to the report referred under item
       (a) above). The main provisions of these terms
       and conditions can be summarised as follows:
       each subscription right confers the right to
       subscribe in cash to one ordinary share in
       the Company, with the same rights (including
       dividend rights) as the existing shares. Each
       subscription right is granted for no consideration.
       Its exercise price equals the average price
       of the Company share on Euronext Brussels over
       the 30 calendar days preceding the issuance
       of the subscription rights by the Shareholders'
       Meeting. All subscription rights have a term
       of five years as from their issuance and become
       exercisable as follows: a first third may be
       exercised from 1 January 2013 up to and including
       25 April 2016, a second third may be exercised
       from 1 January 2014 up to and including 25
       April 2016 and the last third may be exercised
       from 1 January 2015 up to and including 25
       April 2016. At the end of the exercise period,
       the subscription rights that have not been
       exercised automatically become null and void

A.4.e  Issuance of 215,000 subscription rights and               Mgmt          Take No Action
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Conditional capital increase: Proposed
       resolution: increasing the capital of the Company,
       under the condition precedent and to the extent
       of the exercise of the subscription rights,
       for a maximum amount equal to the number of
       subscription rights issued multiplied by their
       exercise price and allocation of the issuance
       premium to an account not available for distribution

A.4.f  Issuance of 215,000 subscription rights and               Mgmt          Take No Action
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Express approval pursuant to Article
       554, indent 7, of the Companies Code: Proposed
       resolution: expressly approving the granting
       of the above-mentioned subscription rights
       to any Director of the Company who is independent
       within the meaning of Article 526ter of the
       Companies Code

A.4.g  Issuance of 215,000 subscription rights and               Mgmt          Take No Action
       capital increase under the condition precedent
       and to the extent of the exercise of the subscription
       rights: Powers: Proposed resolution: granting
       powers to two Directors acting jointly to have
       recorded by notarial deed the exercise of the
       subscription rights, the corresponding increase
       of the capital, the number of new shares issued,
       the resulting modification to the articles
       of association and the allocation of the issuance
       premium to an account not available for distribution

B.1    Management report by the Board of Directors               Non-Voting    No vote
       on the accounting year ended on 31 December
       2010

B.2    Report by the statutory auditor on the accounting         Non-Voting    No vote
       year ended on 31 December 2010

B.3    Communication of the consolidated annual accounts         Non-Voting    No vote
       relating to the accounting year ended on 31
       December 2010, as well as the management report
       by the Board of Directors and the report by
       the statutory auditor on the consolidated annual
       accounts

B.4    Approval of the statutory annual accounts: Proposed       Mgmt          Take No Action
       resolution: approving the statutory annual
       accounts relating to the accounting year ended
       on 31 December 2010, including the following
       allocation of the result: Profit of the accounting
       year: EUR 53,198, Profit carried forward from
       the preceding accounting year: EUR 7,018,197,
       Result to be allocated: EUR 7,071,395, Deduction
       for the unavailable reserve: - EUR 68, Gross
       dividend for the shares (*): EUR 1,275,707,
       Balance of carried forward profit: EUR 5,795,620,
       (*) On a per share basis, this represents a
       gross dividend of EUR 0.8, giving right to
       a dividend net of Belgian withholding tax of
       EUR 0.6 per share (in case of 25% Belgian withholding
       tax), of EUR 0.68 per share (in case of 15%
       Belgian withholding tax) and of EUR 0.8 per
       share (in case of exemption from Belgian withholding
       tax). Such amount may fluctuate depending on
       the number of own shares held by the Company
       on the dividend payment date. The dividend
       will be payable as from 02 May 2011

B.5    Discharge to the Directors: Proposed resolution:          Mgmt          Take No Action
       granting discharge to the Directors for the
       performance of their duties during the accounting
       year ended on 31 December 2010

B.6    Discharge to the statutory auditor: Proposed              Mgmt          Take No Action
       resolution: granting discharge to the statutory
       auditor for the performance of his duties during
       the accounting year ended on 31 December 2010.

B.7    Acknowledgment of the end of the mandate as               Non-Voting    No vote
       director of Mr. Arnoud de Pret, Mr. Jean-Luc
       Dehaene and Mr. August Busch IV.

B.8.a  Appointment of directors: Proposed resolution:            Mgmt          Take No Action
       renewing the appointment as director of Mr.
       St fan Descheemaeker, for a period of four
       years ending after the shareholders' meeting
       which will be asked to approve the accounts
       for the year 2014

B.8.b  Proposed resolution: appointing as director               Mgmt          Take No Action
       Mr. Paul Cornet de Ways Ruart, for a period
       of four years ending after the shareholders'
       meeting which will be asked to approve the
       accounts for the year 2014. Mr. Paul Cornet
       is a Belgian citizen. He is a Commercial Engineer
       Cum Laude from the Catholic University of Louvain
       (1991) and holds an MBA with Dean's Honour
       from the University of Chicago (1996) with
       concentration in Finance. He is currently working
       for Yahoo! EMEA where he is Chief of Staff
       and Senior Financial Director responsible for
       Corporate Development and Audience. Before
       Yahoo!, Mr. Cornet was the Director of Strategy
       for Orange (UK mobile operator) and spent seven
       years with McKinsey&Company in London and Palo
       Alto (CA). He is also on the Boards of EPS,
       Rayvax, Sparflex and several venture capital
       backed technology companies

B.8.c  Proposed resolution: renewing the appointment             Mgmt          Take No Action
       as independent director of Mr. Kees Storm,
       for a period of two years ending after the
       shareholders' meeting which will be asked to
       approve the accounts for the year 2012. The
       renewal of the mandate for only two years is
       in line with the Company's Corporate Governance
       Charter which provides that the term of office
       of directors shall end immediately after the
       shareholders' meeting following their 70th
       birthday. Mr. Storm complies with the functional,
       family and financial criteria of independence
       as provided for in Article 526ter of the Companies
       Code and in the Company's Corporate Governance
       Charter, except for the requirement not to
       have been a non-executive director of the company
       for more than three successive terms (Article
       526ter, par. 1, 2 ). Except when legally required
       to apply the definition of Article 526ter,
       par. 1, 2 , the Board proposes to consider
       that Mr. Storm continues to qualify as independent
       director. The Board is of the opinion that
       the quality and independence of the contribution
       of Mr. Storm to the functioning of the Board
       has not been influenced by the length of his
       tenure. Mr. Storm has acquired a superior understanding
       of the Company's business, its underlying strategy
       and specific culture, in particular in his
       capacity of Chairman of the Audit Committee,
       and in light of his particular experience,
       reputation and background it is in the Company's
       best interests to renew him as an independent
       director for an additional term of 2 years.
       Moreover, Mr. Storm expressly stated and the
       Board is of the opinion that he does not have
       any relationship with any company which could
       compromise his independence

B.8.d  Proposed resolution: renewing the appointment             Mgmt          Take No Action
       as independent director of Mr. Peter Harf,
       for a period of four years ending after the
       shareholders' meeting which will be asked to
       approve the accounts for the year 2014. Mr.
       Harf complies with the functional, family and
       financial criteria of independence as provided
       for in Article 526ter of the Companies Code
       and in the Company's Corporate Governance Charter,
       except for the requirement not to have been
       a non-executive director of the company for
       more than three successive terms (Article 526ter,
       par. 1, 2 ). Except when legally required to
       apply the definition of Article 526ter, par.
       1, 2 , the Board proposes to consider that
       Mr. Harf continues to qualify as independent
       director. The Board is of the opinion that
       the quality and independence of the contribution
       of Mr. Harf to the functioning of the Board
       has not been influenced by the length of his
       tenure. Mr. Harf has acquired a superior understanding
       of the Company's business, its underlying strategy
       and specific culture, in particular in his
       capacity of Chairman of the Board, and in light
       of his particular experience, reputation and
       background it is in the Company's best interests
       to renew him as an independent director for
       an additional term of 4 years. Moreover, Mr.
       Harf expressly stated and the Board is of the
       opinion that he does not have any relationship
       with any company which could compromise his
       independence

B.8.e  Proposed resolution: appointing as independent            Mgmt          Take No Action
       director Mr. Olivier Goudet, for a period of
       four years ending after the shareholders' meeting
       which will be asked to approve the accounts
       for the year 2014. Mr. Olivier Goudet is a
       French citizen. He is Executive Vice President
       and Chief Financial Officer of Mars, Incorporated.
       He joined Mars in 1990, serving on the finance
       team of the French business. After six years,
       he left Mars to join the VALEO Group, where
       he held several senior executive positions.
       In 1998, he returned to Mars, where he became
       Chief Financial Officer in 2004. In 2008, his
       role was broadened to the position of Executive
       Vice President and CFO. Mr. Goudet is also
       a director of the Wm. Wrigley Jr. Company,
       Mars' gum and confections subsidiary, where
       Berkshire Hathaway is a minority investor.
       He holds a degree in engineering from l'Ecole
       Centrale de Paris and graduated from the ESSEC
       Business School in Paris with a major in finance.
       Mr. Goudet complies with the functional, family
       and financial criteria of independence as provided
       for in Article 526ter of the Companies Code
       and in the Company's Corporate Governance Charter.
       Moreover, Mr. Goudet expressly stated and the
       Board is of the opinion that he does not have
       any relationship with any company which could
       compromise his independence

B.9.a  Proposed resolution: approving the Remuneration           Mgmt          Take No Action
       report for the financial year 2010 as set out
       in the 2010 annual report, including the executive
       remuneration policy. Such policy provides for
       the possibility of granting variable compensation
       in the form of shares that are immediately
       vested, subject to a five-year blocking period.
       In addition, the executive remuneration policy
       provides that the Company may also grant matching
       shares (in the form of restricted stock units)
       and stock options, the value of which can exceed
       25% of the annual remuneration and which vest
       after a period of five years but without being
       subject to a specific performance test. Special
       forfeiture rules apply to matching shares and
       stock options in case of termination of service
       before the end of the five-year vesting period.
       The 2010 annual report and remuneration report
       containing the executive remuneration policy,
       can be reviewed as indicated at the end of
       this notice

B.9.b  Proposed resolution: confirming the specified             Mgmt          Take No Action
       grants of stock options and restricted stock
       units to executives: a) Confirmation, for US
       law purposes, of two new programs launched
       in November 2010 under the Company's Long Term
       Incentive Stock Options Plan, allowing for
       the offer, over a period of 10 years, of (i)
       stock options on a maximum of 5,000,000 ordinary
       shares of the Company and (ii) stock options
       on a maximum of 5,000,000 American Depositary
       Shares (ADSs) of the Company, all of which
       can be granted to employees of the Company
       and/or its majority owned subsidiaries in the
       form of Incentive Stock Options (ISOs) pursuant
       to Sections 421 and 422 of the US Internal
       Revenue Code of 1986, as amended. Each stock
       option gives the recipient the right to purchase
       one existing share in the Company listed on
       Euronext Brussels or one existing American
       Depositary Share of the Company traded on the
       New York Stock Exchange. The exercise price
       of each stock option corresponds to the fair
       value of the Company share or of the ADS at
       the time of granting of the options. b) Confirmation
       of three specific Long Term Restricted Stock
       Unit Programs i. a program allowing for the
       offer of restricted stock units to certain
       employees in certain specific circumstances
       at the discretion of the Chief Executive Officer
       of Anheuser-Busch InBev e.g. to compensate
       for assignments of expatriates to certain specific
       countries. Each restricted stock unit will
       vest only after a five-year vesting period
       without performance test. In case of termination
       of service before the vesting date, special
       forfeiture rules apply. Confirmation of the
       hardship grant of approximately 120,000 restricted
       stock units under the Program in 2010 to employees
       of the Company and/or its majority owned subsidiaries.
       ii. a program allowing for the exceptional
       offer of restricted stock units to certain
       employees at the discretion of the Remuneration
       Committee of Anheuser-Busch InBev as a long-term
       retention incentive for key employees of the
       Company. The first half of the restricted stock
       units vest after five years and the other half
       vest only after a ten-year period. No performance
       test is applied. In case of termination of
       service before the vesting date, special forfeiture
       rules apply. Confirmation of the grant of approximately
       320,000 restricted stock units under the Program
       in 2010 to employees of the Company and/or
       its majority owned subsidiaries. iii. a program
       allowing certain employees to purchase Company
       shares at a discount aimed as a long-term retention
       incentive for highpotential employees of the
       Company and/or its majority owned subsidiaries,
       who are at a mid-manager level. The voluntary
       investment in Company shares leads to the grant
       of 3 matching shares for each share invested.
       The discount and matching shares are granted
       in the form of restricted stock units which
       vest after 5 years. In case of termination
       before the vesting date, special forfeiture
       rules apply

B10.a  Approval of change of control provisions relating         Mgmt          Take No Action
       to the Updated EMTN Programme: Proposed resolution:
       approving, in accordance with Article 556 of
       the Companies Code, (i) Condition 7.5 of the
       Terms & Conditions (Change of Control Put)
       of the EUR 15,000,000,000 updated Euro Medium
       Term Note Programme dated 18 October 2010 of
       the Company and Brandbrew SA (the "Issuers")
       and Deutsche Bank AG., London Branch acting
       as Arranger (the "Updated EMTN Programme"),
       which may be applicable in the case of notes
       issued under the Updated EMTN Programme and
       (ii) any other provision in the Updated EMTN
       Programme granting rights to third parties
       which could affect the Company's assets or
       could impose an obligation on the Company where
       in each case the exercise of those rights is
       dependent on the launch of a public take-over
       bid over the shares of the Company or on a
       "Change of Control" (as defined in the Terms
       & Conditions of the Updated EMTN Programme)
       (*).  (*) Pursuant to the Updated EMTN Programme,
       (a) "Change of Control" means "any person or
       group of persons acting in concert (in each
       case other than Stichting Anheuser-Busch InBev
       or any existing direct or indirect certificate
       holder or certificate holders of Stichting
       Anheuser-Busch InBev) gaining Control of the
       Company provided that a Change of Control shall
       not be deemed to have occurred if all or substantially
       all of the shareholders of the relevant person
       or group of persons are, or immediately prior
       to the event which would otherwise have constituted
       a Change of Control were, the shareholders
       of the Company with the same (or substantially
       the same) pro rata interests in the share capital
       of the relevant person or group of persons
       as such shareholders have, or as the case may
       be, had, in the share capital of the Company",
       (b) "Acting in concert" means "a group of persons
       who, pursuant to an agreement or understanding
       (whether formal or informal), actively cooperate,
       through the acquisition directly or indirectly
       of shares in the Company by any of them, either
       directly or indirectly, to obtain Control of
       the Company", and (c) "Control" means the "direct
       or indirect ownership of more than 50 per cent
       of the share capital or similar rights of ownership
       of the Company or the power to direct the management
       and the policies of the Company whether through
       the ownership of share capital, contract or
       otherwise". If a Change of Control Put is specified
       in the applicable Final Terms of the notes,
       Condition 7.5 of the Terms & Conditions of
       the Updated EMTN Programme grants, to any noteholder,
       in essence, the right to request the redemption
       of his notes at the redemption amount specified
       in the Final Terms of the notes, together,
       if appropriate, with interest accrued upon
       the occurrence of a Change of Control and a
       related downgrade in the notes to sub-investment
       grade

B10.b  Approval of change of control provisions relating         Mgmt          Take No Action
       to the US Dollar notes: Proposed resolution:
       approving, in accordance with Article 556 of
       the Companies Code, (i) the Change of Control
       clause of the USD 3,250,000,000 notes issued
       on 29 and 26 March 2010, consisting of USD
       1,000,000,000 2.50% notes due 2013, USD 750,000,000
       3.625% notes due 2015, USD 1,000,000,000 5.00%
       notes due 2020 and USD 500,000,000 Floating
       Rate Notes due 2013 (the "Unregistered Notes
       issued in March 2010"), (ii) the Change of
       Control clause of the USD 3,250,000,000 registered
       notes issued in September 2010, consisting
       of USD 1,000,000,000 2.50% notes due 2013,
       USD 750,000,000 3.625% notes due 2015, USD
       1,000,000,000 5.00% notes due 2020 and USD
       500,000,000 Floating Rate Notes due 2013, issued
       in exchange for corresponding amounts of the
       corresponding unregistered notes issued in
       March 2010, in accordance with a US Form F-4
       Registration Statement pursuant to an exchange
       offer launched by Anheuser-Busch InBev Worldwide
       Inc. in the U.S. on 5 August 2010 and expired
       on 2 September 2010 (the "Registered Notes
       issued in September 2010"), (iii) the Change
       of Control clause of the USD 8,000,000,000
       registered notes issued in March 2011, consisting
       of USD 1,250,000,000 7.20% notes due 2014,
       USD 2,500,000,000 7.75% notes due 2019 and
       USD 1,250,000,000 8.20% notes due 2039, USD
       1,550,000,000 5.375% notes due 2014, USD 1,000,000,000
       6.875% notes due 2019 and USD 450,000,000 8.00%
       notes due 2039, each issued in exchange for
       corresponding amounts of the corresponding
       unregistered notes issued in January 2009 and
       of the corresponding unregistered notes issued
       in May 2009, in accordance with a US Form F-4
       Registration Statement pursuant to an exchange
       offer launched by Anheuser-Busch InBev Worldwide
       Inc. in the U.S. on 11 February 2011 and expired
       on 14 March 2011 (the "Registered Notes issued
       in March 2011"), whereby each of the Unregistered
       Notes issued in March 2010, the Registered
       Notes issued in September 2010 and the Registered
       Notes issued in March 2011 are issued by Anheuser-Busch
       InBev Worldwide Inc. (with an unconditional
       and irrevocable guarantee as to payment of
       principal and interest from the Company) and
       (iv) any other provision applicable to the
       Unregistered Notes issued in March 2010, the
       Registered Notes issued in September 2010 and
       the Registered Notes issued in March 2011 granting
       rights to third parties which could affect
       the Company's assets or could impose an obligation
       on the Company where in each case the exercise
       of those rights is dependent on the launch
       of a public take-over bid over the shares of
       the Company or on a "Change of Control" (as
       defined in the Offering Memorandum with respect
       to the unregistered notes, as the case may
       be, and in the Registration Statement with
       respect to the registered notes) (*). (*) (a)
       "Change of Control" means "any person or group
       of persons acting in concert (in each case
       other than Stichting Anheuser-Busch InBev or
       any existing direct or indirect certificate
       holder or certificate holders of Stichting
       Anheuser-Busch InBev) gaining Control of the
       Company provided that a Change of Control shall
       not be deemed to have occurred if all or substantially
       all of the shareholders of the relevant person
       or group of persons are, or immediately prior
       to the event which would otherwise have constituted
       a Change of Control were, the shareholders
       of the Company with the same (or substantially
       the same) pro rata interests in the share capital
       of the relevant person or group of persons
       as such shareholders have, or as the case may
       be, had, in the share capital of the Company",
       (b) "Acting in concert" means "a group of persons
       who, pursuant to an agreement or understanding
       (whether formal or informal), actively cooperate,
       through the acquisition directly or indirectly
       of shares in the Company by any of them, either
       directly or indirectly, to obtain Control of
       the Company", and (c) "Control" means the "direct
       or indirect ownership of more than 50 per cent
       of the share capital or similar rights of ownership
       of the Company or the power to direct the management
       and the policies of the Company whether through
       the ownership of share capital, contract or
       otherwise". The Change of Control clause grants
       to any noteholder, in essence, the right to
       request the redemption of his notes at a repurchase
       price in cash of 101% of their principal amount
       (plus interest accrued) upon the occurrence
       of a Change of Control and a related downgrade
       in the notes to sub-investment grade

B10.c  Approval of change of control provisions relating         Mgmt          Take No Action
       to the notes issued under Anheuser-Busch InBev's
       Shelf Registration Statement filed in the United
       States on Form F-3: Proposed resolution: approving,
       in accordance with Article 556 of the Companies
       Code, (i) the Change of Control clause of the
       Brazilian real ("BRL") 750,000,000 9.750% registered
       notes issued on 17 November 2010 by Anheuser-Busch
       InBev Worldwide Inc. under Anheuser-Busch InBev's
       Shelf Registration Statement filed on Form
       F-3 on 21 September 2010 (with an unconditional
       and irrevocable guarantee as to payment of
       principal and interest from the Company) and
       (ii) any other provision applicable to the
       registered notes granting rights to third parties
       which could affect the Company's assets or
       could impose an obligation on the Company where
       in each case the exercise of those rights is
       dependent on the launch of a public take-over
       bid over the shares of the Company or on a
       "Change of Control" (as defined in the Prospectus
       Supplement dated 9 November 2010 to the Prospectus
       dated 21 September 2010).  (a) "Change of Control"
       means "any person or group of persons acting
       in concert (in each case other than Stichting
       Anheuser-Busch InBev or any existing direct
       or indirect certificate holder or certificate
       holders of Stichting Anheuser-Busch InBev)
       gaining Control of the Company provided that
       a Change of Control shall not be deemed to
       have occurred if all or substantially all of
       the shareholders of the relevant person or
       group of persons are, or immediately prior
       to the event which would otherwise have constituted
       a Change of Control were, the shareholders
       of the Company with the same (or substantially
       the same) pro rata interests in the share capital
       of the relevant person or group of persons
       as such shareholders have, or as the case may
       be, had, in the share capital of the Company",
       (b) "Acting in concert" means "a group of persons
       who, pursuant to an agreement or understanding
       (whether formal or informal), actively cooperate,
       through the acquisition directly or indirectly
       of shares in the Company by any of them, either
       directly or indirectly, to obtain Control of
       the Company", and (c) "Control" means the "direct
       or indirect ownership of more than 50 per cent
       of the share capital or similar rights of ownership
       of the Company or the power to direct the management
       and the policies of the Company whether through
       the ownership of share capital, contract or
       otherwise". The Change of Control clause grants
       to any noteholder, in essence, the right to
       request the redemption of his notes at a repurchase
       price in cash of 101% of their principal amount
       (plus interest accrued) upon the occurrence
       of a Change of Control and a related downgrade
       in the notes to sub-investment grade

B10.d  Approval of change of control provisions relating         Mgmt          Take No Action
       to the CAD Dollar notes issued via a Canadian
       Private Placement: Proposed resolution: approving,
       in accordance with Article 556 of the Companies
       Code, (i) the Change of Control clause of the
       CAD 600,000,000 3.65% notes due 2016 issued
       on 8 December 2010 via a Canadian Private Placement
       by Anheuser-Busch InBev Worldwide Inc. (with
       an unconditional and irrevocable guarantee
       as to payment of principal and interest from
       the Company) and (ii) any other provision applicable
       to the notes granting rights to third parties
       which could affect the Company's assets or
       could impose an obligation on the Company where
       in each case the exercise of those rights is
       dependent on the launch of a public take-over
       bid over the shares of the Company or on a
       "Change of Control" (as defined in the Offering
       Memorandum dated 8 December 2010). AB_INBEV_form_vote_110426_EN.doc
       (a) "Change of Control" means "any person or
       group of persons acting in concert (in each
       case other than Stichting Anheuser-Busch InBev
       or any existing direct or indirect certificate
       holder or certificate holders of Stichting
       Anheuser-Busch InBev) gaining Control of the
       Company provided that a Change of Control shall
       not be deemed to have occurred if all or substantially
       all of the shareholders of the relevant person
       or group of persons are, or immediately prior
       to the event which would otherwise have constituted
       a Change of Control were, the shareholders
       of the Company with the same (or substantially
       the same) pro rata interests in the share capital
       of the relevant person or group of persons
       as such shareholders have, or as the case may
       be, had, in the share capital of the Company",
       (b) "Acting in concert" means "a group of persons
       who, pursuant to an agreement or understanding
       (whether formal or informal), actively cooperate,
       through the acquisition directly or indirectly
       of shares in the Company by any of them, either
       directly or indirectly, to obtain Control of
       the Company", and (c) "Control" means the "direct
       or indirect ownership of more than 50 per cent
       of the share capital or similar rights of ownership
       of the Company or the power to direct the management
       and the policies of the Company whether through
       the ownership of share capital, contract or
       otherwise". The Change of Control clause grants
       to any noteholder, in essence, the right to
       request the redemption of his notes at a repurchase
       price in cash of 101% of their principal amount
       (plus interest accrued) upon the occurrence
       of a Change of Control and a related downgrade
       in the notes to sub-investment grade

C      Proposed resolution: granting powers to Mr.               Mgmt          Take No Action
       Benoit Loore, VP Legal Corporate, with power
       to substitute and without prejudice to other
       delegations of powers to the extent applicable,
       for (i) the acknowledgment of the realisation
       of the condition precedent referred to under
       A.3 (a) above, (ii) the restatements of the
       articles of association as a result of all
       changes referred to above, the signing of the
       restated articles of association and their
       filings with the clerk's office of the Commercial
       Court of Brussels, (iii) the filing with the
       same clerk's office of the resolutions referred
       under item B.10 above and (iv) any other filings
       and publication formalities in relation to
       the above resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION   Non-Voting    Take No Action
       IN THE TEXT OF THE RESOLUTION C.IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  702851280
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0483X122
    Meeting Type:  AGM
    Meeting Date:  12-May-2011
          Ticker:
            ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive the Company's annual report and accounts       Mgmt          For                            For
       for the financial year ended 31 December
       2010

2      To declare a final dividend of 1.74 pence per             Mgmt          For                            For
       share in respect of the financial year
       ended 31 December 2010

3      To approve the directors' remuneration report             Mgmt          For                            For
       as set out on pages 60 to 71 of the annual
       report and accounts for the financial year
       ended 31 December 2010

4      To elect Larry Hirst as a director                        Mgmt          For                            For

5      To elect Janice Roberts as a director                     Mgmt          For                            For

6      To elect Andy Green as a director                         Mgmt          For                            For

7      To re-elect Doug Dunn as a director                       Mgmt          For                            For

8      To re-elect Warren East as a director                     Mgmt          For                            For

9      To re-elect Tudor Brown as a director                     Mgmt          For                            For

10     To re-elect Mike Inglis as a director                     Mgmt          For                            For

11     To re-elect Mike Muller as a director                     Mgmt          For                            For

12     To re-elect Kathleen O'Donovan as a director              Mgmt          For                            For

13     To re-elect Philip Rowley as a director                   Mgmt          For                            For

14     To re-elect Tim Score as a director                       Mgmt          For                            For

15     To re-elect Simon Segars as a director                    Mgmt          For                            For

16     To re-elect Young Sohn as a director                      Mgmt          For                            For

17     To re-appoint PricewaterhouseCoopers LLP as               Mgmt          For                            For
       auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

18     To authorise the directors to fix the remuneration        Mgmt          For                            For
       of the auditors

19     That the directors be generally and unconditionally       Mgmt          For                            For
       authorised pursuant to and in accordance
       with Section 551 of the Companies Act 2006
       to exercise all the powers of the Company
       to allot shares or grant rights to subscribe
       for or to convert any security into shares:
       (i) up to a nominal amount of GBP 221,939;
       (ii) comprising equity securities (as defined
       in Section 560(1) of the Companies Act 2006)
       up to a further nominal amount of GBP 221,939
       of ordinary issued share capital in connection
       with an offer by way of a rights issue, such
       authorities to apply in substitution for all
       previous authorities pursuant to Section 551
       of the Companies Act 2006 and to expire at
       the end of the next AGM or on 30 June 2012,
       whichever is the earlier but, in each case,
       so that the CONTD

CONT   CONTD Company may make offers and enter into              Non-Voting    No vote
       agreements during the relevant period which
       would, or might, require shares to be allotted
       or rights to subscribe for or to convert
       any security into shares to be granted after
       the  authorities end. For the purposes of this
       resolution, "rights issue" means an offer to:
       (a) ordinary shareholders in proportion (as
       nearly as may be practicable) to their
       existing holdings; and (b) people who are holders
       of other equity securities if this is required
       by the rights of those securities or, if the
       directors consider it necessary, as permitted
       by the rights of those securities, to subscribe
       further securities by means of the issue of
       a renounceable letter (or CONTD

CONT   CONTD other negotiable document) which may be             Non-Voting    No vote
       traded for a period before payment for
       the securities is due, but subject in both
       cases to such exclusions or other
       arrangements as the directors may deem necessary
       or expedient in relation to treasury
       shares, fractional entitlements, record
       dates or legal, regulatory or practical problems
       in, or under the laws of, any territory

20     That subject to the passing of resolution 19              Mgmt          For                            For
       above, the directors be empowered
       to allot equity securities (as defined in Section
       560(1) of the Companies Act 2006) wholly
       for cash: (i) pursuant to the authority given
       by paragraph (i) of resolution 19 above or
       where the allotment constitutes an allotment
       of equity securities by virtue of Section 560(3)
       of the Companies Act 2006, in each case:
       (I) In connection with a pre-emptive offer;
       and (II) otherwise than in connection with
       a pre-emptive offer, up to an aggregate
       nominal amount of GBP 33,627; and (ii) pursuant
       to the authority given by paragraph (ii)
       of resolution 19 above n connection with a
       rights issue, as if Section 561 (1) of the
       Companies Act 2006 did not apply to any such
       allotment; such power to expire at
       the end of the next Annual General Meeting
       or CONTD

CONT   CONTD on 30 June 2012, whichever is the earlier           Non-Voting    No vote
       but so that the Company may make offers and
       enter into agreements during this period which
       would, or might, require equity securities
       to be allotted after the power ends. For the
       purposes of this resolution: (a) "pre-emptive
       offer" means an offer of equity securities
       open for acceptance for a period fixed by the
       directors to (I) holders (other than the
       Company) on the register on a record date fixed
       by the directors of ordinary shares in proportion
       to their respective holdings and (II) other
       persons so entitled by virtue of the rights
       attaching to any other securities held by
       them, but subject in both cases to such exclusions
       or other arrangements as the directors may
       deem necessary or expedient in relation
       to treasury shares, CONTD

CONT   CONTD fractional entitlements, record dates               Non-Voting    No vote
       or legal, regulatory or practical problems
       in, or under the laws of, any territory; (b)
       "rights issue" has the  same meaning as in
       resolution 19 above; (c) references to an allotment
       of equity securities shall include a sale
       of treasury shares; and (d) the nominal
       amount of any securities shall be taken to
       be, in the case of rights  to subscribe for
       or convert any securities into shares of the
       Company, the nominal amount of such shares
       which may be allotted pursuant to such rights

21     That the Company be and is hereby unconditionally         Mgmt          For                            For
       and generally authorised for the purpose
       of Section 693 of the Companies Act 2006 to
       make market purchases (as defined in
       Section 693 of that Act) of ordinary shares
       of 0.05  pence each in the capital of the Company
       provided that: (a) the maximum number
       of shares which may be purchased is 134,508,636;
       (b) the minimum price which may be paid for
       each share is 0.05 pence; (c) the maximum price
       (excluding expenses) which may be paid
       for any ordinary share is an amount equal
       to 105% of the average of the closing mid market
       price of the Company's ordinary shares as derived
       from the Daily Official List of the London
       Stock Exchange plc for the five business
       CONTD

CONT   CONTD days immediately preceding the day on               Non-Voting    No vote
       which such share is contracted to be purchased;
       and (d) this authority shall expire at the
       conclusion of the AGM of the Company held
       in 2012 or, if earlier, on 30 June 2012 (except
       in relation to the purchase of shares the
       contract for which was concluded before
       the expiry of such authority and which might
       be executed wholly or partly after such
       expiry) unless such authority is renewed prior
       to such time

22     That a general meeting other than an annual               Mgmt          For                            For
       general meeting may be called on  not less
       than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 ASML HOLDING NV, VELDHOVEN                                                                  Agenda Number:  702821136
--------------------------------------------------------------------------------------------------------------------------
        Security:  N07059178
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2011
          Ticker:
            ISIN:  NL0006034001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT BLOCKING WILL NOT APPLY WHEN             Non-Voting    No vote
       THERE IS A RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU

1      Opening                                                   Non-Voting    No vote

2      Overview of the Company's business, financial             Non-Voting    No vote
       situation and sustainability

3      Discussion of the Annual Report 2010, including           Mgmt          For                            For
       ASML's corporate governance chapter, and
       the Remuneration Report 2010, and adoption
       of the financial statements for the financial
       year 2010, as prepared in accordance with Dutch
       law

4      Discharge of the members of the Board of Management       Mgmt          For                            For
       from liability for their responsibilities
       in the financial year 2010

5      Discharge of the members of the Supervisory               Mgmt          For                            For
       Board from liability for their responsibilities
       in the financial year 2010

6      Clarification of the reserves and dividend policy         Non-Voting    No vote

7      Proposal to adopt a dividend of EUR 0.40 per              Mgmt          For                            For
       ordinary share of EUR 0.09

8      Proposal to amend the Articles of Association             Mgmt          For                            For
       of the Company

9      Approval of the number of stock options, respectively     Mgmt          For                            For
       shares, for employees

10.1   Composition of the Supervisory Board: Nomination          Mgmt          For                            For
       by the Supervisory Board of Messrs. W.T. Siegle
       for re-appointment as member of the Supervisory
       Board, effective April 20, 2011

10.2   Composition of the Supervisory Board: Nomination          Mgmt          For                            For
       by the Supervisory Board of J.W.B. Westerburgen
       for re-appointment as member of the Supervisory
       Board, effective April 20, 2011

11     Composition of the Supervisory Board in 2012:             Non-Voting    No vote
       Notification that Mr. O. Bilous will retire
       by rotation in 2012; Notification that Mr.
       F.W. Frohlich will retire by rotation in
       2012; Notification that Mr. A.P.M. van der
       Poel will retire by rotation in 2012

12     Remuneration of the Supervisory Board                     Mgmt          For                            For

13.a   Proposal to authorize the Board of Management             Mgmt          For                            For
       to issue shares or rights to subscribe for
       shares in the capital of the Company within
       the limits set forth in the Articles of
       Association of the Company, as well as to restrict
       or exclude the pre-emption rights accruing
       to shareholders: Proposal to authorize
       the Board of Management for a period of 18
       months from April 20, 2011, to issue shares
       or rights to subscribe for shares in the capital
       of the Company, subject to approval of the
       Supervisory Board, limited to 5% of the issued
       share capital at the time of the authorization

13.b   Proposal to authorize the Board of Management             Mgmt          For                            For
       to issue shares or rights to subscribe for
       shares in the capital of the Company within
       the limits set forth in the Articles of
       Association of the Company, as well as to restrict
       or exclude the pre-emption rights accruing
       to shareholders: Proposal to authorize
       the Board of Management for a period of 18
       months from April 20, 2011 to restrict or
       exclude the pre-emption rights accruing to
       shareholders in connection with the issue
       of shares or rights to subscribe for shares
       as described under a., subject to approval
       of the Supervisory Board

13.c   Proposal to authorize the Board of Management             Mgmt          For                            For
       to issue shares or rights to subscribe for
       shares in the capital of the Company within
       the limits set forth in the Articles of
       Association of the Company, as well as to restrict
       or exclude the pre-emption rights accruing
       to shareholders: Proposal to authorize
       the Board of Management for a period of 18
       months from April 20, 2011, to issue shares
       or rights to subscribe for shares in the capital
       of the Company, subject to approval of the
       Supervisory Board, for an additional 5%   of
       the issued share capital at the time of the
       authorization, which 5% can only be used
       in connection with or on the occasion of mergers
       and/or acquisitions

13.d   Proposal to authorize the Board of Management             Mgmt          For                            For
       to issue shares or rights to subscribe for
       shares in the capital of the Company within
       the limits set forth in the Articles of
       Association of the Company, as well as to restrict
       or exclude the pre-emption rights accruing
       to shareholders: Proposal to authorize
       the Board of Management for a period of 18
       months from April 20, 2011, to restrict
       or exclude the pre-emption rights accruing
       to shareholders in connection with the issue
       of shares or rights to subscribe for shares
       as described under c., subject to approval
       of the Supervisory Board

14     Proposal to authorize the Board of Management             Mgmt          For                            For
       for a period of 18 months from  April 20, 2011
       to acquire - subject to the approval of the
       Supervisory Board - such a number of ordinary
       shares in the Company's share capital as
       permitted within the limits of the law
       and the current Articles of Association
       of the Company, taking into account the possibility
       to cancel the re-purchased shares, for valuable
       consideration, on Euronext Amsterdam by
       NYSE Euronext ("Euronext Amsterdam") or the
       Nasdaq Stock Market LLC ("Nasdaq"),
       or otherwise, at a price between, on the one
       hand, an amount equal to the nominal value
       of the shares and, on the other hand, an amount
       equal to 110% of the market price of these
       shares on CONTD

CONT   CONTD Euronext Amsterdam or Nasdaq; the market            Non-Voting    No vote
       price being the average of the highest price
       on each of the five days of trading prior to
       the date of acquisition, as shown in
       the Official Price List of Euronext Amsterdam
       or as reported on Nasdaq

15     Proposal to cancel ordinary shares in the share           Mgmt          For                            For
       capital of the Company repurchased or
       to be repurchased by the Company. The number
       of ordinary shares that will be cancelled
       shall be determined by the Board of Management,
       but shall not exceed 10% of the issued share
       capital of the Company as of April 20,
       2011

16     Proposal to cancel additional ordinary shares             Mgmt          For                            For
       in the share capital of the Company repurchased
       by the Company following the cancellation of
       the ordinary shares under item 15. The number
       of ordinary shares that will be cancelled
       shall be determined by the Board of Management,
       but shall not exceed 10% of the issued share
       capital of the Company as of April 20, 2011,
       reduced with the number of ordinary shares
       cancelled pursuant to item 15

17     Any other business                                        Non-Voting    No vote

18     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORP PLC                                                                           Agenda Number:  702804166
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0669T101
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2011
          Ticker:
            ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the accounts of the Company          Mgmt          For                            For
       for the financial year ended 31 December 2010
       together with the directors' report and the
       auditors' report on those accounts

2      To approve the directors' remuneration report             Mgmt          For                            For
       included in the Annual Report   and Accounts
       for the year ended 31 December 2010

3      To re-elect Robert Webb as a director of the              Mgmt          For                            For
       Company

4      To elect Jonathan Bloomer as a director of the            Mgmt          For                            For
       Company

5      To re-elect Richard Gaunt as a director of the            Mgmt          For                            For
       Company

6      To re-elect Sushovan Hussain as a director of             Mgmt          For                            For
       the Company

7      To elect Frank Kelly as a director of the Company         Mgmt          For                            For

8      To re-elect Michael Lynch as a director of the            Mgmt          For                            For
       Company

9      To re-elect John McMonigall as a director of              Mgmt          For                            For
       the Company

10     To re-appoint Deloitte LLP as auditors of the             Mgmt          For                            For
       Company

11     To authorise the directors to determine the               Mgmt          For                            For
       auditors' remuneration for the    ensuing year

12     To authorise the directors to allot equity securities     Mgmt          For                            For
       in accordance with the  limitations set out
       in the Notice of Meeting

13     To authorise the directors to allot equity securities     Mgmt          For                            For
       for cash in accordance  with the limitations
       set out in the Notice of Meeting

14     To authorise the Company to make market purchases         Mgmt          For                            For
       of ordinary shares in       accordance with
       the limitations set out in the Notice of Meeting

15     That a general meeting, other than an annual              Mgmt          For                            For
       general meeting, may be called   on not less
       than 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  702814078
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2011
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Issuance of Share Options as Stock Options without        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 CHECK POINT SOFTWARE TECHNOLOGIES LTD.                                                      Agenda Number:  933435592
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22465104
    Meeting Type:  Annual
    Meeting Date:  24-May-2011
          Ticker:  CHKP
            ISIN:  IL0010824113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GIL SHWED                                                 Mgmt          For                            For
       MARIUS NACHT                                              Mgmt          For                            For
       JERRY UNGERMAN                                            Mgmt          For                            For
       DAN PROPPER                                               Mgmt          For                            For
       DAVID RUBNER                                              Mgmt          For                            For
       DR. TAL SHAVIT                                            Mgmt          For                            For

02     RE-ELECTION OF TWO OUTSIDE DIRECTORS: IRWIN               Mgmt          For                            For
       FEDERMAN AND RAY ROTHROCK.

03     TO RATIFY THE APPOINTMENT AND COMPENSATION OF             Mgmt          For                            For
       KOST, FORER, GABBAY & KASIERER, A MEMBER OF
       ERNST & YOUNG GLOBAL, AS CHECK POINT'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.

04     TO AMEND THE FEE STRUCTURE FOR CHECK POINT'S              Mgmt          For                            For
       DIRECTORS.

05     TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF            Mgmt          For                            For
       EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN
       OF THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702697282
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  EGM
    Meeting Date:  24-Nov-2010
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20101103/LTN20101103035.pdf

CMMT   PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY             Non-Voting    No vote
       VOTING SERVICES ON THIS ISSUE.  THIS NOTICE
       IS SENT FOR INFORMATION PURPOSES ONLY. BY DEFAULT
       EOC WILL TAKE   NO ACTION.

1      To approve the Non-exempt Continuing Connected            Mgmt          For                            For
       Transactions

2      To approve the Proposed Caps for each category            Mgmt          For                            For
       of the Non-exempt Continuing   Connected Transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702926998
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  27-May-2011
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110407/LTN20110407065.pdf

A1     To receive and consider the audited Statement             Mgmt          For                            For
       of Accounts together with the   Report of the
       Directors and Independent Auditors' Report
       thereon for the year ended 31 December 2010

A2     To declare a final dividend for the year ended            Mgmt          For                            For
       31 December 2010

A3I    To re-elect Mr. Wang Yilin as Non-executive               Mgmt          For                            For
       Director

A3II   To re-elect Mr. Li Fanrong as Executive Director          Mgmt          For                            For

A3III  To re-elect Mr. Lawrence J. Lau as Independent            Mgmt          For                            For
       Non-executive Director

A3IV   To re-elect Mr. Wang Tao as Independent Non-executive     Mgmt          For                            For
       Director

A3V    To authorise the Board of Directors to fix the            Mgmt          For                            For
       remuneration of each of the    Directors

A4     To re-appoint the Company's independent auditors          Mgmt          For                            For
       and to authorise the Board   of Directors to
       fix their remuneration

B1     To grant a general mandate to the Directors               Mgmt          For                            For
       to repurchase shares in the       capital of
       the Company not exceeding 10% of the share
       capital of the Company  in issue as at the
       date of passing of this resolution

B2     To grant a general mandate to the Directors               Mgmt          For                            For
       to allot, issue and deal with     additional
       shares in the capital of the Company not exceeding
       20% of the      share capital of the Company
       in issue as at the date of passing of this
       resolution

B3     To extend the general mandate granted to the              Mgmt          For                            For
       Directors to allot, issue and    deal with
       shares in the capital of the Company by the
       aggregate number of     shares repurchased,
       which shall not exceed 10% of the share capital
       of the    Company in issue as at the date of
       passing of this resolution

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CHANGE IN DIRECTOR
       NAME FOR RESOLUTION NO. A3.1. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DANONE, PARIS                                                                               Agenda Number:  702819600
--------------------------------------------------------------------------------------------------------------------------
        Security:  F12033134
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2011
          Ticker:
            ISIN:  FR0000120644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

CMMT   French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary
       card, account details and directions.  The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the
       Vote Deadline Date. In capacity as
       Registered Intermediary, the Global Custodian
       will sign the Proxy Card and forward to
       the local custodian. If you are unsure whether
       your Global Custodian acts as Registered
       Intermediary, please contact your representative

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON
       THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2011/0304/201103041100550.pdf

O.1    Approval of the corporate financial statements            Mgmt          For                            For
       for the financial year ended on December
       31, 2010

O.2    Approval of the consolidated financial statements         Mgmt          For                            For
       for the financial year ended on December
       31, 2010

O.3    Allocation of income for the financial year               Mgmt          For                            For
       ended December 31, 2010 and setting the
       dividend at EUR 1.30 per share

O.4    Ratification of the co-optation of Mr. Yoshihiro          Mgmt          For                            For
       Kawabata as Board member

O.5    Renewal of Mr. Bruno Bonnell's term as Board              Mgmt          For                            For
       member

O.6    Renewal of Mr. Bernard Hours's term as Board              Mgmt          For                            For
       member

O.7    Renewal of Mr. Yoshihiro Kawabata's term as               Mgmt          For                            For
       Board member

O.8    Renewal of Mr. Jacques Vincent's term as Board            Mgmt          For                            For
       member

O.9    Appointment of Mrs. Isabelle Seillier as Board            Mgmt          For                            For
       member

O.10   Appointment of Mr. Jean-Michel Severino as Board          Mgmt          For                            For
       member

O.11   Approval of the Agreements referred to in the             Mgmt          For                            For
       Statutory Auditors' special report

O.12   Approval of the Agreements and Undertakings               Mgmt          For                            For
       pursuant to Articles L.225-38 and L.225-42-l
       of the Commercial Code relating to Mr. Bernard
       Hours

O.13   Authorization to be granted to the Board of               Mgmt          For                            For
       Directors to purchase, hold or transfer
       Company's shares

E.14   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to issue ordinary shares of the Company and
       securities giving access to the capital of
       the Company, with preferential subscription
       rights of shareholders

E.15   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to issue ordinary shares of the Company and
       securities giving access to the capital of
       the Company, with  cancellation of preferential
       subscription rights of shareholders, but with
       obligation to grant a priority right

E.16   Delegation of authority to the Board of Directors         Mgmt          For                            For
       in the event of capital increase with or
       with cancellation of preferential subscription
       rights of shareholders to increase the
       amount of issuable securities

E.17   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to issue ordinary shares and securities
       giving access to the capital of the Company,
       in the event of public exchange offer initiated
       by the Company

E.18   Delegation of powers to the Board of Directors            Mgmt          For                            For
       to issue ordinary shares, in consideration
       for in-kind contributions granted to the Company
       and composed of equity securities or securities
       giving access to the capital

E.19   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to increase the Company's capital by incorporation
       of reserves, profits or premiums or other amounts
       which capitalization is authorized

E.20   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to carry out capital increases reserved
       for employees participating in a company savings
       plan and/or transfers of reserved securities

E.21   Authorization granted to the Board of Directors           Mgmt          For                            For
       to reduce capital by cancellation
       of shares

E.22   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DELL INC.                                                                                   Agenda Number:  933291750
--------------------------------------------------------------------------------------------------------------------------
        Security:  24702R101
    Meeting Type:  Annual
    Meeting Date:  12-Aug-2010
          Ticker:  DELL
            ISIN:  US24702R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. BREYER                                           Mgmt          For                            For
       DONALD J. CARTY                                           Mgmt          For                            For
       MICHAEL S. DELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       JUDY C. LEWENT                                            Mgmt          For                            For
       THOMAS W. LUCE, III                                       Mgmt          For                            For
       KLAUS S. LUFT                                             Mgmt          For                            For
       ALEX J. MANDL                                             Mgmt          For                            For
       SHANTANU NARAYEN                                          Mgmt          For                            For
       SAM NUNN                                                  Mgmt          For                            For
       H. ROSS PEROT, JR.                                        Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITOR                       Mgmt          For                            For

03     AMENDMENT OF CERTIFICATE OF INCORPORATION TO              Mgmt          For                            For
       ELIMINATE SUPERMAJORITY VOTE PROVISIONS

SH1    REIMBURSEMENT OF PROXY EXPENSES                           Shr           Against                        For

SH2    ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  702606368
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42089113
    Meeting Type:  AGM
    Meeting Date:  14-Oct-2010
          Ticker:
            ISIN:  GB0002374006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report and accounts 2010                      Mgmt          For                            For

2      Approve the Directors' remuneration report 2010           Mgmt          For                            For

3      Declare the final dividend                                Mgmt          For                            For

4      Re-elect PB Bruzelius as a Director                       Mgmt          Abstain                        Against

5      Re-elect LM Danon as a Director                           Mgmt          For                            For

6      Re-elect BD Holden as a Director                          Mgmt          For                            For

7      Re-elect Lord Hollick as a Director                       Mgmt          For                            For

8      Re-elect Dr FB Humer as a Director                        Mgmt          For                            For

9      Re-elect PG Scott as a Director                           Mgmt          For                            For

10     Re-elect HT Stitzer as a Director                         Mgmt          For                            For

11     Re-elect PA Walker as a Director                          Mgmt          For                            For

12     Re-elect PS Walsh as a Director                           Mgmt          For                            For

13     Election of Lord Davies as a Director                     Mgmt          For                            For

14     Election of DA Mahlan as a Director                       Mgmt          For                            For

15     Re-appoint the Auditor                                    Mgmt          For                            For

16     Approve the remuneration of Auditor                       Mgmt          For                            For

17     Authorize to allot shares                                 Mgmt          For                            For

18     Approve the disapplication of pre-emption rights          Mgmt          For                            For

19     Authorize to purchase own ordinary shares                 Mgmt          For                            For

20     Authorize to make political donations and/or              Mgmt          For                            For
       to incur political expenditure   in the EU

21     Amend the Diageo Plc 2001 Share Incentive Plan            Mgmt          For                            For

22     Adopt the Diageo Plc 2010 Sharesave Plan                  Mgmt          For                            For

23     Authorize to establish International share plans          Mgmt          For                            For

24     Approve the reduced notice of a general meeting           Mgmt          For                            For
       other than an AGM




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  933387664
--------------------------------------------------------------------------------------------------------------------------
        Security:  369604103
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2011
          Ticker:  GE
            ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: W. GEOFFREY BEATTIE                 Mgmt          For                            For

A2     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A3     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A4     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A5     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A6     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          For                            For

A8     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A9     ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A10    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A11    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A12    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A13    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A15    ELECTION OF DIRECTOR: JAMES S. TISCH                      Mgmt          For                            For

A16    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B1     RATIFICATION OF KPMG                                      Mgmt          For                            For

B2     ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION             Mgmt          For                            For

B3     ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY         Mgmt          1 Year                         For
       VOTES ON EXECUTIVE COMPENSATION

C1     SHAREOWNER PROPOSAL: CUMULATIVE VOTING                    Shr           Against                        For

C2     SHAREOWNER PROPOSAL: FUTURE STOCK OPTIONS                 Shr           Against                        For

C3     SHAREOWNER PROPOSAL: WITHDRAW STOCK OPTIONS               Shr           Against                        For
       GRANTED TO EXECUTIVES

C4     SHAREOWNER PROPOSAL: CLIMATE CHANGE RISK DISCLOSURE       Shr           Against                        For

C5     SHAREOWNER PROPOSAL: TRANSPARENCY IN ANIMAL               Shr           Against                        For
       RESEARCH




--------------------------------------------------------------------------------------------------------------------------
 HTC CORP                                                                                    Agenda Number:  703110647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3732M103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2011
          Ticker:
            ISIN:  TW0002498003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 834998 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

A.4    The revision of conditions for buyback stock              Non-Voting    No vote
       of transferring to employees

B.1    The 2010 business reports and financial statements        Mgmt          For                            For

B.2    The 2010 profit distribution proposed cash dividend:      Mgmt          For                            For
       TWD37 per share

B.3    The issuance of new shares from retained earnings         Mgmt          For                            For
       and staff bonus. Proposed stock dividend: 50
       for 1,000 shs held

B.4    The revision to the Articles of incorporation             Mgmt          For                            For

B.5    The revision to the procedures of asset acquisition       Mgmt          For                            For
       or disposal

B.6.1  The election of director:  David Bruce Yoffie,            Mgmt          For                            For
       ID: 19540707DA

B.6.2  The election of supervisor: Jerry H C Chu, ID:            Mgmt          For                            For
       A121108388

B.7    The proposal to release the prohibition on directors      Mgmt          For                            For
       from participation in competitive business

B.8    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON & JOHNSON                                                                           Agenda Number:  933382854
--------------------------------------------------------------------------------------------------------------------------
        Security:  478160104
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2011
          Ticker:  JNJ
            ISIN:  US4781601046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MARY SUE COLEMAN                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES G. CULLEN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: IAN E.L. DAVIS                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: SUSAN L. LINDQUIST                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ANNE M. MULCAHY                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: LEO F. MULLIN                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WILLIAM D. PEREZ                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CHARLES PRINCE                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: DAVID SATCHER                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: WILLIAM C. WELDON                   Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2011

03     ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION     Mgmt          For                            For

04     ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE               Mgmt          1 Year                         For
       ON NAMED EXECUTIVE OFFICER COMPENSATION

05     SHAREHOLDER PROPOSAL ON PHARMACEUTICAL PRICE              Shr           Against                        For
       RESTRAINT

06     SHAREHOLDER PROPOSAL ON AMENDMENT TO COMPANY'S            Shr           Against                        For
       EQUAL EMPLOYMENT OPPORTUNITY POLICY

07     SHAREHOLDER PROPOSAL ON ADOPTING NON-ANIMAL               Shr           Against                        For
       METHODS FOR TRAINING




--------------------------------------------------------------------------------------------------------------------------
 MEDTRONIC, INC.                                                                             Agenda Number:  933309139
--------------------------------------------------------------------------------------------------------------------------
        Security:  585055106
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2010
          Ticker:  MDT
            ISIN:  US5850551061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD H. ANDERSON                                       Mgmt          For                            For
       DAVID L. CALHOUN                                          Mgmt          For                            For
       VICTOR J. DZAU, M.D.                                      Mgmt          For                            For
       WILLIAM A. HAWKINS                                        Mgmt          For                            For
       SHIRLEY A. JACKSON, PHD                                   Mgmt          For                            For
       JAMES T. LENEHAN                                          Mgmt          For                            For
       DENISE M. O'LEARY                                         Mgmt          For                            For
       KENDALL J. POWELL                                         Mgmt          For                            For
       ROBERT C. POZEN                                           Mgmt          For                            For
       JEAN-PIERRE ROSSO                                         Mgmt          For                            For
       JACK W. SCHULER                                           Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  933331011
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  16-Nov-2010
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

02     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

03     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          For                            For

04     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

05     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          For                            For

06     ELECTION OF DIRECTOR: MARIA M. KLAWE                      Mgmt          For                            For

07     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

08     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

09     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          For                            For

10     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR

11     SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD             Shr           Against                        For
       COMMITTEE ON ENVIRONMENTAL SUSTAINABILITY




--------------------------------------------------------------------------------------------------------------------------
 NESTLE S A                                                                                  Agenda Number:  702847596
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312649
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2011
          Ticker:
            ISIN:  CH0038863350
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    Take No Action
       ID 799253 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    Take No Action
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

CMMT   PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    Take No Action
       MEETING NOTICE SENT UNDER MEETING 741313, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Approval of the annual report, the financial              Mgmt          Take No Action
       statements of Nestle S.A. and the consolidated
       financial statements of the Nestle group for
       2010

1.2    Acceptance of the Compensation Report 2010 (advisory      Mgmt          Take No Action
       vote)

2      Release of the members of the Board of Directors          Mgmt          Take No Action
       and of the Management

3      Appropriation of profits resulting from the               Mgmt          Take No Action
       balance sheet of Nestle S.A.

4.1.1  Re-election to the Board of Directors: Mr. Paul           Mgmt          Take No Action
       Bulcke

4.1.2  Re-election to the Board of Directors: Mr. Andreas        Mgmt          Take No Action
       Koopmann

4.1.3  Re-election to the Board of Directors: Mr. Rolf           Mgmt          Take No Action
       Hanggi

4.1.4  Re-election to the Board of Directors: Mr. Jean-Pierre    Mgmt          Take No Action
       Meyers

4.1.5  Re-election to the Board of Directors: Mrs.               Mgmt          Take No Action
       Naina Lal Kidwai

4.1.6  Re-election to the Board of Directors: Mr. Beat           Mgmt          Take No Action
       Hess

4.2    Election to the Board of Directors: Ms. Ann               Mgmt          Take No Action
       Veneman (for a term of three years)

4.3    Re-election of the statutory auditors: KPMG               Mgmt          Take No Action
       S.A., Geneva branch (for a term of one year)

5      Cancellation of 165 000 000 shares repurchased            Mgmt          Take No Action
       under the share buy-back programmes, and reduction
       of the share capital by CHF 16 500 000




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  703142252
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2011
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP, ESPOO                                                                           Agenda Number:  702777484
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  03-May-2011
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1      Opening of the meeting                                    Non-Voting    No vote

2      Matters of order for the meeting                          Non-Voting    No vote

3      Election of persons to confirm the minutes and            Non-Voting    No vote
       to verify the counting of votes

4      Recording the legal convening of the meeting              Non-Voting    No vote
       and quorum

5      Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6      Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2010 - Review by the President
       and CEO

7      Adoption of the annual accounts                           Mgmt          For                            For

8      Resolution on the use of the profit shown on              Mgmt          For                            For
       the balance sheet and the payment of dividend:
       The Board proposes to the Annual General Meeting
       a dividend of EUR 0.40 per share for the fiscal
       year 2010. The dividend would be paid to shareholders
       registered in the Register of Shareholders
       of the Company on the record date of the dividend
       payment, May 6, 2011. The Board proposes that
       the dividend will be paid on or about May 20,
       2011

9      Resolution on the discharge of the members of             Mgmt          For                            For
       the Board of Directors and the President from
       liability

10     Resolution on the remuneration of the members             Mgmt          For                            For
       of the Board of Directors: The Board's Corporate
       Governance and Nomination Committee proposes
       to the Annual General Meeting that the remuneration
       payable to the members of the Board to be elected
       at the Annual General Meeting for a term ending
       at the Annual General Meeting in 2012, be remain
       at the same level than during the past three
       years and be as follows: EUR 440 000 for the
       Chairman, EUR 150 000 for the Vice Chairman,
       and EUR 130 000 for each member, excluding
       the President and CEO if elected to the Board.
       In addition, the Committee proposes that the
       Chairman of the Audit Committee and Chairman
       of the Personnel Committee will each receive
       an additional annual fee of EUR 25 000 and
       other members of the Audit Committee an additional
       annual fee of EUR 10 000 each. The Corporate
       Governance and Nomination Committee proposes
       that approximately 40 percent of the remuneration
       be paid in Nokia shares purchased from the
       market, which shares shall be retained until
       the end of the board membership in line with
       the Nokia policy (except for the shares needed
       to offset any costs relating to the acquisition
       of the shares, including taxes).

11     Resolution on the number of members of the Board          Mgmt          For                            For
       of Directors. The Board's Corporate Governance
       and Nomination Committee proposes to the Annual
       General Meeting that the number of Board members
       be eleven

12     Election of members of the Board of Directors:            Mgmt          For                            For
       The Board's Corporate Governance and Nomination
       Committee proposes to the Annual General Meeting
       that the following current Nokia Board members
       be re-elected as members of the Board of Directors
       for a term ending at the Annual General Meeting
       in 2012: Dr. Bengt Holmstrom, Prof. Dr. Henning
       Kagermann, Per Karlsson, Isabel Marey-Semper,
       Jorma Ollila, Dame Marjorie Scardino and Risto
       Siilasmaa. The Committee also proposes that
       Jouko Karvinen, Helge Lund, Kari Stadigh and
       Stephen Elop be elected as new members of the
       Board for the same term. Jouko Karvinen is
       CEO of Stora Enso Oyj, Helge Lund President
       of Statoil Group, Kari Stadigh Group CEO and
       President of Sampo plc and Stephen Elop President
       and CEO of Nokia Corporation

13     Resolution on the remuneration of the Auditor:            Mgmt          For                            For
       The Board's Audit Committee proposes to the
       Annual General Meeting that the external auditor
       to be elected at the Annual General Meeting
       be reimbursed according to the invoice of the
       auditor and in compliance with the purchase
       policy approved by the Audit Committee

14     Election of Auditor: The Board's Audit Committee          Mgmt          For                            For
       proposes to the Annual General Meeting that
       PricewaterhouseCoopers Oy be re-elected as
       the Auditor of the Company for the fiscal year
       2011

15     Authorizing the Board of Directors to resolve             Mgmt          For                            For
       to repurchase the Company's own shares: The
       Board proposes that the Annual General Meeting
       authorize the Board to resolve to repurchase
       a maximum of 360 million Nokia shares by using
       funds in the unrestricted shareholders' equity.
       Repurchases will reduce funds available for
       distribution of profits. The shares may be
       repurchased in order to develop the capital
       structure of the Company, finance or carry
       out acquisitions or other arrangements, settle
       the Company's equity-based incentive plans,
       be transferred for other purposes, or be cancelled.
       The shares may be repurchased either a) through
       a tender offer made to all the shareholders
       on equal terms; or b) through public trading
       by repurchasing the shares in another proportion
       than that of the current shareholders. It is
       proposed that the authorization be effective
       until June 30, 2012 and terminate the corresponding
       authorization granted by the Annual General
       Meeting on May 6, 2010

16     Grant of stock options to selected personnel              Mgmt          For                            For
       of Nokia: The Board proposes that as a part
       of Nokia's Equity Program 2011 selected personnel
       of Nokia Group be granted a maximum of 35 000
       000 stock options, which entitle to subscribe
       for a maximum of 35 000 000 Nokia shares. The
       exercise prices (i.e. share subscription prices)
       of the stock options will be determined at
       time of their grant on a quarterly basis and
       the stock options will be divided into sub-categories
       based on their exercise price. The exercise
       price for each sub-category of stock options
       will equal to the trade volume weighted average
       price of the Nokia share on NASDAQ OMX Helsinki
       during the predefined period of time within
       the relevant quarter. The exercise price paid
       will be recorded in the fund for invested non-restricted
       equity. Stock options in the plan may be granted
       until the end of 2013. The Stock options have
       a term of approximately six years and they
       will vest three or four years after the grant.
       The exercise period (i.e. share subscription
       period) will commence no earlier than July
       1, 2014, and terminate no later than December
       27, 2019

17     Closing of the meeting                                    Non-Voting    No vote

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.nokia.com/about-nokia/corporate-governance/board-of-directors




--------------------------------------------------------------------------------------------------------------------------
 NOVO-NORDISK A S                                                                            Agenda Number:  702814030
--------------------------------------------------------------------------------------------------------------------------
        Security:  K7314N152
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2011
          Ticker:
            ISIN:  DK0060102614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD             Non-Voting    No vote
       OR A BOARD MEMBER IS APPOINTED AS PROXY, WHICH
       IS OFTEN THE CASE, CLIENTS CAN ONLY EXPECT
       THEM TO ACCEPT PRO-MANAGEMENT VOTES. THE
       ONLY WAY TO GUARANTEE THAT ABSTAIN AND/OR AGAINST
       VOTES ARE REPRESENTED AT THE MEETING IS TO
       SEND YOUR OWN REPRESENTATIVE. THE  SUB CUSTODIAN
       BANKS OFFER REPRESENTATION SERVICES FOR AN
       ADDED FEE IF REQUESTED. THANK YOU

CMMT   PLEASE BE ADVISED THAT SOME OF SUBCUSTODIANS              Non-Voting    No vote
       IN DENMARK REQUIRE THE SHARES TO BE REGISTERED
       IN SEGREGATED ACCOUNTS BY REGISTRATION DEADLINE
       IN ORDER TO PROVIDE VOTING SERVICE. PLEASE
       CONTACT YOUR GLOBAL CUSTODIAN TO FIND OUT IF
       THIS REQUIREMENT APPLIES TO YOUR SHARES AND,
       IF SO, YOUR SHARES ARE REGISTERED
       IN A SEGREGATED ACCOUNT FOR THIS GENERAL MEETING.

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

2      Adoption of the audited Annual Report 2010                Mgmt          For                            For

3.1    Approval of remuneration of the Board of Directors        Mgmt          For                            For
       for 2010

3.2    Approval of remuneration level of the Board               Mgmt          For                            For
       of Directors for 2011

4      A resolution to distribute the profit                     Mgmt          For                            For

5.1.a  Election of Sten Scheibye as a member to the              Mgmt          For                            For
       Board of Directors

5.1.b  Election of Goran A Ando as a member to the               Mgmt          For                            For
       Board of Directors

5.1.c  Election of Bruno Angelici as a member to the             Mgmt          For                            For
       Board of Directors

5.1.d  Election of Henrik Gurtler as a member to the             Mgmt          For                            For
       Board of Directors

5.1.e  Election of Thomas Paul Koestler as a member              Mgmt          For                            For
       to the Board of Directors

5.1.f  Election of Kurt Anker Nielsen as a member to             Mgmt          For                            For
       the Board of Directors

5.1.g  Election of Hannu Ryopponen as a member to the            Mgmt          For                            For
       Board of Directors

5.1.h  Election of Jorgen Wedel as a member to the               Mgmt          For                            For
       Board of Directors

5.2    The Board of Directors proposes election of               Mgmt          For                            For
       Sten Scheibye as chairman

5.3    The Board of Directors proposes election of               Mgmt          For                            For
       Goran A Ando as vice chairman

6      Re-appointment of PricewaterhouseCoopers as               Mgmt          For                            For
       auditor

7.1    Reduction of the Company's B share capital from           Mgmt          For                            For
       DKK 492,512,800 to DKK 472,512,800

7.2    Authorisation of the Board of Directors to acquire        Mgmt          For                            For
       own shares up to a holding limit of 10% of
       the share capital

7.3.1  Amendments to the Articles of Asociation: Article         Mgmt          For                            For
       2 (deletion of article regarding location
       of registered office)

7.3.2  Amendments to the Articles of Asociation: Article         Mgmt          For                            For
       7.5 (new article 6.5)(removal of the
       requirement to advertise the notice calling
       a general meeting in two daily newspapers)

7.3.3  Amendments to the Articles of Asociation: Article         Mgmt          For                            For
       11.2 (new article 10.2) (introduction of
       age limit for nomination of candidates to the
       Board of Directors)

7.4    Adoption of Remuneration Principles and consequential     Mgmt          For                            For
       amendment of article 15 (new article 14)




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  702887855
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  18-May-2011
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110331/LTN20110331790.pdf

1      To consider and approve the Report of the Board           Mgmt          For                            For
       of Directors of the Company   for the year
       2010

2      To consider and approve the Report of the Supervisory     Mgmt          For                            For
       Committee of the        Company for the year
       2010

3      To consider and approve the Audited Financial             Mgmt          For                            For
       Statements of the Company for   the year 2010

4      To consider and approve the declaration and               Mgmt          For                            For
       payment of the final dividends    for the year
       ended 31 December 2010 in the amount and in
       the manner           recommended by the Board
       of Directors

5      To consider and approve the authorisation of              Mgmt          For                            For
       the Board of Directors to        determine
       the distribution of interim dividends for the
       year 2011

6      To consider and approve the continuation of               Mgmt          For                            For
       appointment of                    PricewaterhouseCoopers,
       Certified Public Accountants, as the international
       auditors of the Company and PricewaterhouseCoopers
       Zhong Tian CPAs Company    Limited, Certified
       Public Accountants, as the domestic auditors
       of the        Company, for the year 2011 and
       to authorise the Board of Directors to fix
       their remuneration

7.A    To consider and approve the election of Mr Jiang          Mgmt          For                            For
       Jiemin as Director of the    Company

7.B    To consider and approve the election of Mr Zhou           Mgmt          For                            For
       Jiping as Director of the     Company

7.C    To consider and approve the election of Mr Wang           Mgmt          For                            For
       Yilin as Director of the      Company

7.D    To consider and approve the election of Mr Li             Mgmt          For                            For
       Xinhua as Director of the       Company

7.E    To consider and approve the election of Mr Liao           Mgmt          For                            For
       Yongyuan as Director of the   Company

7.F    To consider and approve the election of Mr Wang           Mgmt          For                            For
       Guoliang as Director of the   Company

7.G    To consider and approve the election of Mr Wang           Mgmt          For                            For
       Dongjin as Director of the    Company

7.H    To consider and approve the election of Mr Yu             Mgmt          For                            For
       Baocai as Director of the       Company

7.I    To consider and approve the election of Mr Ran            Mgmt          For                            For
       Xinquan as Director of the     Company

7.J    To consider and approve the election of Mr Liu            Mgmt          For                            For
       Hongru as independent Director of the Company

7.K    To consider and approve the election of Mr Franco         Mgmt          For                            For
       Bernabe as independent      Director of the
       Company

7.L    To consider and approve the election of Mr Li             Mgmt          For                            For
       Yongwu as independent Director  of the Company

7.M    To consider and approve the election of Mr Cui            Mgmt          For                            For
       Junhui as independent Director of the Company

7.N    To consider and approve the election of Mr Chen           Mgmt          For                            For
       Zhiwu as independent Director of the Company

8.A    To consider and approve the election of Mr Chen           Mgmt          For                            For
       Ming as Supervisor of the     Company

8.B    To consider and approve the election of Mr Guo            Mgmt          For                            For
       Jinping as Supervisor of the   Company

8.C    To consider and approve the election of Mr Wen            Mgmt          For                            For
       Qingshan as Supervisor of the  Company

8.D    To consider and approve the election of Mr Sun            Mgmt          For                            For
       Xianfeng as Supervisor of the  Company

8.E    To consider and approve the election of Mr Li             Mgmt          For                            For
       Yuan as independent Supervisor  of the Company

8.F    To consider and approve the election of Mr Wang           Mgmt          For                            For
       Daocheng as independent       Supervisor of
       the Company

9      To consider and approve, by way of special resolution,    Mgmt          For                            For
       to grant a general     mandate to the Board
       of Directors to separately or concurrently
       issue, allot  and deal with additional domestic
       shares and overseas listed foreign shares
       in the Company not exceeding 20% of each of
       its existing domestic shares and  overseas
       listed foreign shares of the Company in issue

10     To consider and approve, by way of special resolution,    Mgmt          For                            For
       to unconditionally     grant a general mandate
       to determine and handle the issue of debt of
       financing instruments of the Company
       in the outstanding balance amount of up  to
       RMB100 billion, upon such terms and conditions
       to be determined by the     Board of Director

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 QUALCOMM, INCORPORATED                                                                      Agenda Number:  933365947
--------------------------------------------------------------------------------------------------------------------------
        Security:  747525103
    Meeting Type:  Annual
    Meeting Date:  08-Mar-2011
          Ticker:  QCOM
            ISIN:  US7475251036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARBARA T. ALEXANDER                                      Mgmt          For                            For
       STEPHEN M. BENNETT                                        Mgmt          For                            For
       DONALD G. CRUICKSHANK                                     Mgmt          For                            For
       RAYMOND V. DITTAMORE                                      Mgmt          For                            For
       THOMAS W. HORTON                                          Mgmt          For                            For
       IRWIN MARK JACOBS                                         Mgmt          For                            For
       PAUL E. JACOBS                                            Mgmt          For                            For
       ROBERT E. KAHN                                            Mgmt          For                            For
       SHERRY LANSING                                            Mgmt          For                            For
       DUANE A. NELLES                                           Mgmt          For                            For
       FRANCISCO ROS                                             Mgmt          For                            For
       BRENT SCOWCROFT                                           Mgmt          For                            For
       MARC I. STERN                                             Mgmt          For                            For

02     TO APPROVE THE 2006 LONG-TERM INCENTIVE PLAN,             Mgmt          For                            For
       AS AMENDED, WHICH INCLUDES AN INCREASE IN THE
       SHARE RESERVE BY 65,000,000 SHARES.

03     TO APPROVE AN AMENDMENT TO THE 2001 EMPLOYEE              Mgmt          For                            For
       STOCK PURCHASE PLAN TO INCREASE THE SHARE RESERVE
       BY 22,000,000 SHARES.

04     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR
       OUR FISCAL YEAR ENDING SEPTEMBER 25, 2011.

05     TO HOLD AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.       Mgmt          For                            For

06     TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF              Mgmt          3 Years                        For
       FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.

07     TO ACT ON A STOCKHOLDER PROPOSAL, IF PROPERLY             Shr           Against                        For
       PRESENTED AT THE ANNUAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAP AG, WALLDORF/BADEN                                                                      Agenda Number:  702969140
--------------------------------------------------------------------------------------------------------------------------
        Security:  D66992104
    Meeting Type:  AGM
    Meeting Date:  25-May-2011
          Ticker:
            ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC              Non-Voting    No vote
       CONFLICTS OF INTEREST IN CONNECTION WITH SPECIFIC
       ITEMS OF THE AGENDA FOR THE GENERAL MEETING
       YOU ARE NOT ENTITLED TO EXERCISE YOUR VOTING
       RIGHTS. FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS HAS
       REACHED CERTAIN THRESHOLDS AND YOU HAVE NOT
       COMPLIED WITH ANY OF YOUR MANDATORY VOTING
       RIGHTS NOTIFICATIONS PURSUANT TO THE GERMAN
       SECURITIES TRADING ACT (WHPG). FOR QUESTIONS
       IN THIS REGARD PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE FOR CLARIFICATION. IF YOU DO
       NOT HAVE ANY INDICATION REGARDING SUCH CONFLICT
       OF INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 04 MAY 2011, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 10               Non-Voting    No vote
       MAY 2011. FURTHER INFORMATION ON COUNTER PROPOSALS
       CAN BE FOUND DIRECTLY ON THE ISSUER'S WEBSITE
       (PLEASE REFER TO THE MATERIAL URL SECTION OF
       THE APPLICATION). IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE REFLECTED
       IN THE BALLOT ON PROXYEDGE.

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statements and the approved group financial
       statements, the combined management report
       and group management report of SAP AG, including
       the Executive Board's explanatory notes relating
       to the information provided pursuant to Sections
       289 (4) and (5) and 315 (4) of the German Commercial
       Code (HGB), and the Supervisory Board's report,
       each for fiscal year 2010

2.     Resolution on the appropriation of the retained           Mgmt          For                            For
       earnings of fiscal year 2010

3.     Resolution on the formal approval of the acts             Mgmt          For                            For
       of the Executive Board in fiscal year 2010

4.     Resolution on the formal approval of the acts             Mgmt          For                            For
       of the Supervisory Board in fiscal year 2010

5.     Appointment of the auditors of the financial              Mgmt          For                            For
       statements and group financial statements for
       fiscal year 2011

6.     Resolution on the amendment to Section 4 of               Mgmt          For                            For
       the Articles of Incorporation to reflect changes
       in the capital structure since the Articles
       of Incorporation were last amended as well
       as on the cancellation of Contingent Capital
       VI and the corresponding amendment to Section
       4 of the Articles of Incorporation

7.     Resolution on the authorization of the Executive          Mgmt          For                            For
       Board to issue convertible and/or warrant-linked
       bonds, the option to exclude shareholders'
       subscription rights, the cancellation of Contingent
       Capital IV and Contingent Capital IVa, the
       creation of new Contingent Capital IV and the
       corresponding amendment to Section 4 of the
       Articles of Incorporation

8.     Resolution on the approval of a Control and               Mgmt          For                            For
       Profit Transfer Agreement between SAP AG and
       a subsidiary




--------------------------------------------------------------------------------------------------------------------------
 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  933377106
--------------------------------------------------------------------------------------------------------------------------
        Security:  806857108
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2011
          Ticker:  SLB
            ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: P. CAMUS                            Mgmt          For                            For

1B     ELECTION OF DIRECTOR: P. CURRIE                           Mgmt          For                            For

1C     ELECTION OF DIRECTOR: A. GOULD                            Mgmt          For                            For

1D     ELECTION OF DIRECTOR: T. ISAAC                            Mgmt          For                            For

1E     ELECTION OF DIRECTOR: K.V. KAMATH                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: N. KUDRYAVTSEV                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: A. LAJOUS                           Mgmt          For                            For

1H     ELECTION OF DIRECTOR: M.E. MARKS                          Mgmt          For                            For

1I     ELECTION OF DIRECTOR: E. MOLER                            Mgmt          For                            For

1J     ELECTION OF DIRECTOR: L.R. REIF                           Mgmt          For                            For

1K     ELECTION OF DIRECTOR: T.I. SANDVOLD                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: H. SEYDOUX                          Mgmt          For                            For

1M     ELECTION OF DIRECTOR: P. KIBSGAARD                        Mgmt          For                            For

1N     ELECTION OF DIRECTOR: L.S. OLAYAN                         Mgmt          For                            For

02     TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE           Mgmt          For                            For
       COMPENSATION.

03     ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY         Mgmt          2 Years                        For
       VOTES ON EXECUTIVE COMPENSATION.

04     TO APPROVE THE AMENDMENT TO THE COMPANY'S ARTICLES        Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AUTHORIZED
       COMMON SHARE CAPITAL.

05     TO APPROVE THE AMENDMENTS TO THE COMPANY'S ARTICLES       Mgmt          For                            For
       OF INCORPORATION TO CLARIFY THE VOTING STANDARD
       IN CONTESTED DIRECTOR ELECTIONS AND TO MAKE
       CERTAIN OTHER CHANGES.

06     TO APPROVE THE COMPANY'S FINANCIAL STATEMENTS             Mgmt          For                            For
       AND DECLARATION OF DIVIDENDS.

07     TO APPROVE THE APPOINTMENT OF THE INDEPENDENT             Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 SCHRODERS                                                                                   Agenda Number:  702873971
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7860B102
    Meeting Type:  AGM
    Meeting Date:  05-May-2011
          Ticker:
            ISIN:  GB0002405495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Report and Accounts                                       Mgmt          For                            For

2      Final dividend                                            Mgmt          For                            For

3      Remuneration report                                       Mgmt          For                            For

4      Re-elect Michael Dobson                                   Mgmt          For                            For

5      Re-elect Massimo Tosato                                   Mgmt          For                            For

6      Re-elect Andrew Beeson                                    Mgmt          For                            For

7      Re-elect Bruno Schroder                                   Mgmt          For                            For

8      Re-appoint PricewaterhouseCoopers LLP as auditors         Mgmt          For                            For

9      Authority for the Directors to fix the auditors'          Mgmt          For                            For
       remuneration

10     Authority to allot shares                                 Mgmt          For                            For

11     Adoption of Schroders Equity Compensation Plan            Mgmt          For                            For
       2011

12     Adoption of Schroders Share Option Plan 2011              Mgmt          For                            For

13     Authority to purchase own shares                          Mgmt          For                            For

14     Notice of general meetings                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  702738545
--------------------------------------------------------------------------------------------------------------------------
        Security:  D69671218
    Meeting Type:  AGM
    Meeting Date:  25-Jan-2011
          Ticker:
            ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC              Non-Voting    No vote
       CONFLICTS OF INTEREST IN CONNECTION WITH SPECIFIC
       ITEMS OF THE AGENDA FOR THE GENERAL MEETING
       YOU ARE NOT ENTITLED TO EXERCISE YOUR VOTING
       RIGHTS. FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS HAS
       REACHED CERTAIN THRESHOLDS AND YOU HAVE NOT
       COMPLIED WITH ANY OF YOUR MANDATORY VOTING
       RIGHTS NOTIFICATIONS PURSUANT TO THE GERMAN
       SECURITIES TRADING ACT (WHPG). SHOULD YOU HAVE
       ANY QUESTIONS OR DOUBTS IN THIS REGARD, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT THIS ISSUE CAN BE CLARIFIED. IF YOU
       DO NOT HAVE ANY INDICATION REGARDING SUCH CONFLICT
       OF INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     To receive and consider the Report of the supervisory     Non-Voting    No vote
       Board, the corporate Governance Report and
       the Compensation Report as well as the Compliance
       Report for fiscal year 2010

2.     To receive and consider the adopted Annual Financial      Non-Voting    No vote
       Statements of Siemens AG and the approved Consolidated
       Financial Statements, together with the Combined
       Management's Discussion and Analysis of Siemens
       AG and the Siemens Group, including the Explanatory
       Report on the information required pursuant
       to section 289 (4) and (5) and section 315
       (4) of the German Code (HGB) as of September
       30, 2010

3.     To resolve on the allocation of net income of             Mgmt          For                            For
       siemens AG to pay a dividend

4.     To ratify the acts of the members of the Managing         Mgmt          For                            For
       Board

5.     To ratify the acts of the members of the Supervisory      Mgmt          For                            For
       Board

6.     To resolve on the approval of the compensation            Mgmt          For                            For
       system for Managing Board members

7.     To resolve on the appointment of independent              Mgmt          For                            For
       auditors for the audit of the Annual Financial
       Statements and the Consolidated Financial Statements
       and for the review of the Interim Financial
       Statements

8.     To resolve on the authorization to repurchase             Mgmt          For                            For
       and use Siemens shares and to exclude shareholders'
       subscription and tender rights

9.     To resolve on the authorization to use derivatives        Mgmt          For                            For
       in connection with the repurchase of Siemens
       shares pursuant to section 71 (1), no. 8, of
       the German Corporation Act (AktG), and to exclude
       shareholders' subscription and tender rights

10.    To resolve on the creation of an Authorized               Mgmt          For                            For
       Capital 2011 reserved for the issuance to employees
       with shareholders' subscription rights excluded,
       and related amendments to the Articles of Association

11.    To resolve on the adjustment of Supervisory               Mgmt          For                            For
       Board compensation and the related amendments
       to the Articles of Association

12.    To resolve on the approval of a profit-and-loss           Mgmt          For                            For
       transfer agreement between Siemens AG and a
       subsidiary

13.    To resolve on the authorization of the managing           Mgmt          For                            For
       Board to issue convertible bonds and/or warrant
       bonds and exclude shareholders' subscription
       rights, and to resolve on the creation of a
       Conditional Capital 2011 and related amendments
       to the Articles of Association

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on an amendment to section 2 of
       the Articles of Association of Siemens AG




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  702606801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  07-Oct-2010
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the FYE 30
       JUN 2010 and the Auditor's report thereon

2      Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       amounting to 15.75 cents per share for
       the FYE 30 JUN 2010; (FY 2009: 15.5 cents per
       share)

3      Re-appoint Mr. J.Y. Pillay as a Director, pursuant        Mgmt          For                            For
       to Section 153(6) of the Companies Act, Chapter
       50 of Singapore, to hold office from the date
       of this AGM until the next AGM of the Company

4      Re-appoint Mr. Robert Owen as a Director, pursuant        Mgmt          For                            For
       to Section 153(6) of the Companies Act, Chapter
       50 of Singapore, to hold office from the date
       of this AGM until the next AGM of the Company

5      Re-elect Mr. Chew Choon Seng as a Director,               Mgmt          For                            For
       who retires by rotation under Article 99A
       of the Company's Articles of Association (the
       "Articles")

6      Re-elect Mr. Loh Boon Chye as a Director, who             Mgmt          For                            For
       retires by rotation under Article 99A
       of the Company's Articles of Association (the
       "Articles")

7      Re-elect Mr. Ng Kee Choe as a Director, who               Mgmt          For                            For
       retires by rotation under Article 99A of the
       Company's Articles of Association (the "Articles")

8      Re-elect Mr. Magnus Bocker, who will cease to             Mgmt          For                            For
       hold office under Article 104 of the Articles

9      Approve the sum of SGD 750,000 to be paid to              Mgmt          For                            For
       the Chairman as Director's fees, and the provision
       to him of transport benefits, including a car
       and a driver, for the FYE 30 JUN 2011; (FY
       2010: up to SGD 750,000 and transport benefits,
       including a car and a driver)

10     Approve the sum of up to SGD 1,200,000 to be              Mgmt          For                            For
       paid to all Directors (other than the Chairman
       and the Chief Executive Officer) as Directors'
       fees for the FYE 30 JUN 2011; (FY 2010: up
       to SGD 1,200,000)

11     Re-appoint Messrs PricewaterhouseCoopers LLP              Mgmt          For                            For
       as the Auditor of the Company and authorize
       the Directors to fix their remuneration

12     Appointment of Mr. Thaddeus Beczak as a Director          Mgmt          For                            For
       of the Company pursuant to Article 104 of
       the Articles

13     Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       ("shares") whether by way of rights, bonus
       or otherwise; and/or ii) make or grant
       offers, agreements or options (collectively,
       "Instruments") that might or would
       require shares to be issued, including but
       not limited to the creation and issue of (as
       well as adjustments to) warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such
       terms and conditions and for such purposes
       and to such persons as the Directors may
       in their absolute discretion deem fit; and
       b)(not withstanding the authority conferred
       by this resolution may have ceased to be
       in force) issue shares in pursuance of any
       instrument made or granted by the directors
       while this resolution was in force, provided
       that: CONTD

CONTD  CONTD 1) the aggregate number of shares to be             Non-Voting    No vote
       issued pursuant to this resolution
       (including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution) does not exceed 50% of the
       total number  of issued shares (excluding treasury
       shares) in the capital of the Company (as
       calculated in accordance with sub-Paragraph
       2) below), of which the aggregate number
       of shares to be issued other than on a pro
       rata basis to shareholders of the Company
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant
       to this resolution) does not exceed 10%  of
       the total number of issued shares (excluding
       treasury shares) in the capital of the
       Company (as calculated in accordance with sub-Paragraph
       2) below); 2) (subject to such manner of
       calculation as may be CONTD

CONTD  CONTD prescribed by the Singapore Exchange Securities     Non-Voting    No vote
       Trading Limited ("SGX-ST")) for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-Paragraph
       1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares (excluding treasury shares)
       in the capital of the Company at the time this
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii)
       any subsequent bonus issue or consolidation
       or subdivision of shares; CONTD.

CONTD  3) in exercising the authority conferred by               Non-Voting    No vote
       this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force (unless
       such compliance has been waived by the Monetary
       Authority of Singapore) and the Articles
       of Association for the time being of the Company;
       and 4) (unless revoked or varied by the Company
       in general meeting) the authority conferred
       by this Resolution shall continue in force
       until the conclusion of the next AGM of the
       Company or the date by which the  next AGM
       of the Company is required by law to be held,
       whichever is the earlier

0      Transact such other business                              Non-Voting    No vote

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION NUMBER 6. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  702612260
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  07-Oct-2010
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 (the "Companies Act"),
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company ("Shares")
       not exceeding in aggregate the Maximum Percentage
       (as hereafter defined), at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price (as hereafter
       defined), whether by way of: i) market purchase(s)
       on the Singapore Exchange Securities Trading
       Limited ("SGX-ST") and/or any other securities
       exchange on which the Shares may for the time
       being be listed and quoted ("Other Exchange");
       and/or ii) off-market purchase(s) (if effected
       otherwise than on the SGX-ST or, as the case
       may be, Other Exchange) in accordance with
       any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, Other Exchange as may
       for the time being be applicable, be and is
       hereby authorised and approved generally and
       unconditionally (the "Share Purchase Mandate");
       b) unless varied or revoked by the Company
       in general meeting, the authority conferred
       on the Directors of the Company pursuant to
       the Share Purchase Mandate may be exercised
       by the Directors at any time and from time
       to time during the period commencing from the
       date of the passing of this Resolution and
       expiring on the earlier of: i) the date on
       which the next AGM of the Company is held;
       and ii) the date by which the next AGM of the
       Company is required by law to be held; c) in
       this Resolution: "Average Closing Price" means
       the average of the closing market prices of
       a Share over the five consecutive trading days
       on which the Shares are transacted on the SGX-ST
       or, as the case may be, Other Exchange immediately
       preceding the date of the market purchase by
       the Company or, as the case may be, the date
       of the making of the offer pursuant to the
       off-market purchase, and deemed to be adjusted,
       in accordance with the listing rules of the
       SGX-ST, for any corporate action that occurs
       after the relevant five-day period; "date of
       the making of the offer" means the date on
       which the Company makes an offer for the purchase
       or acquisition of Shares from holders of Shares
       stating therein the relevant terms of the equal
       access scheme for effecting the off-market
       purchase; "Maximum Percentage" means that number
       of issued Shares representing 10% of the total
       number of issued Shares as at the date of the
       passing of this Resolution (excluding any Shares
       which are held as treasury shares as at that
       date); and "Maximum Price" in relation to a
       Share to be purchased or acquired, means the
       purchase price (excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses) which shall not exceed: i)
       in the case of a market purchase of a Share,
       105% of the Average Closing Price of the Shares;
       and ii) in the case of an off-market purchase
       of a Share, 110% of the Average Closing Price
       of the Shares; and d) authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things (including
       executing such documents as may be required)
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorised by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SUBSEA 7 S A                                                                                Agenda Number:  703065955
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306AB3
    Meeting Type:  AGM
    Meeting Date:  27-May-2011
          Ticker:
            ISIN:  XS0267243417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1      To consider (i) the management reports of the             Non-Voting    No vote
       Board of Directors of the       Company in
       respect of the unconsolidated and consolidated
       financial           statements of the Company
       and (ii) the reports of Deloitte S.A., Luxembourg,
       Authorised Statutory Auditor ("Reviseur d'entreprises
       agree") on the          unconsolidated and
       consolidated financial statements of the Company,
       for the  fiscal year ended November 30, 2010

2      To approve the unconsolidated financial statements        Non-Voting    No vote
       of the Company for the     fiscal year ended
       November 30, 2010

3      To approve the consolidated financial statements          Non-Voting    No vote
       of the Company for the       fiscal year ended
       November 30, 2010

4      To approve the allocation of profits to the               Non-Voting    No vote
       legal reserve and the carry       forward reserve

5      To discharge the Board of Directors of the Company        Non-Voting    No vote
       in respect of the proper   performance of their
       duties for the fiscal year ended November 30,
       2010

6      To authorise the Company, or any wholly-owned             Non-Voting    No vote
       subsidiary or subsubsidiary, to purchase Common
       Shares of the Company up to a maximum of 10%
       of the issued    Common Shares net of the Common
       Shares previously repurchased and still held,
       at a price reflecting such open market price
       and on such other terms as shall be determined
       by the Board of Directors of the Company, provided
       (a) the      maximum price to be paid for such
       Common Shares shall not exceed the average
       closing price for such Common Shares on the
       Oslo Bors for the five most       recent trading
       days prior to such purchase and b) the minimum
       price to be     paid for such Common Shares
       shall not be less than the par value (i.e.
       USD2.00 per share) thereof and further
       provided such purchases are in         conformity
       with Article 49-2 of the Luxembourg Company
       Law, such              authorisation CONTD

CONT   CONTD being granted for purchases completed               Non-Voting    No vote
       on or before May 26, 2016

7      To elect Deloitte S.A., Luxembourg as Authorised          Non-Voting    No vote
       Statutory Auditor ("Reviseur d'entreprises
       agree") to audit the unconsolidated and consolidated
       financial  statements of the Company, for a
       term to expire at the next Annual General
       Meeting of Shareholders




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  933395508
--------------------------------------------------------------------------------------------------------------------------
        Security:  867224107
    Meeting Type:  Annual
    Meeting Date:  03-May-2011
          Ticker:  SU
            ISIN:  CA8672241079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       PAUL HASELDONCKX                                          Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       JACQUES LAMARRE                                           Mgmt          For                            For
       BRIAN F. MACNEILL                                         Mgmt          For                            For
       MAUREEN MCCAW                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       JAMES W. SIMPSON                                          Mgmt          For                            For
       EIRA THOMAS                                               Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF SUNCOR ENERGY INC. FOR THE ENSUING
       YEAR AND AUTHORIZE THE DIRECTORS TO FIX THEIR
       REMUNERATION AS SUCH.

03     TO ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION          Mgmt          For                            For
       DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG                                                                                 Agenda Number:  702839020
--------------------------------------------------------------------------------------------------------------------------
        Security:  H84140112
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2011
          Ticker:
            ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No vote
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

CMMT   PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 751532, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Approval of the annual report, including the              Mgmt          Take No Action
       annual financial statements and the group consolidated
       financial statements for the year 2010

1.2    Consultative vote on the compensation system              Mgmt          Take No Action

2      Discharge of the members of the board of directors        Mgmt          Take No Action
       and the executive committee

3      Reduction of share capital by cancellation of             Mgmt          Take No Action
       repurchased shares

4.1    Appropriation of available earnings 2010                  Mgmt          Take No Action

4.2    Conversion and appropriation of reserves from             Mgmt          Take No Action
       capital contributions (dividend from reserves
       from capital contributions)

5.1    Re-election of Martin Taylor to the board of              Mgmt          Take No Action
       directors

5.2    Re-election of Peter Thompson to the board of             Mgmt          Take No Action
       directors

5.3    Re-election of Rolf Watter to the board of directors      Mgmt          Take No Action

5.4    Re-election of Felix A. Weber to the board of             Mgmt          Take No Action
       directors

6      Election of the auditors: Ernst and Young Ag              Mgmt          Take No Action

7      Ad-hoc                                                    Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 TECK RESOURCES LIMITED                                                                      Agenda Number:  933389062
--------------------------------------------------------------------------------------------------------------------------
        Security:  878742204
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2011
          Ticker:  TCK
            ISIN:  CA8787422044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       I. ABE                                                    Mgmt          For                            For
       M.M. ASHAR                                                Mgmt          For                            For
       J.B. AUNE                                                 Mgmt          For                            For
       J.H. BENNETT                                              Mgmt          For                            For
       H.J. BOLTON                                               Mgmt          For                            For
       F.P. CHEE                                                 Mgmt          For                            For
       J.L. COCKWELL                                             Mgmt          For                            For
       N.B. KEEVIL                                               Mgmt          For                            For
       N.B. KEEVIL III                                           Mgmt          For                            For
       T. KURIYAMA                                               Mgmt          For                            For
       D.R. LINDSAY                                              Mgmt          For                            For
       J.G. RENNIE                                               Mgmt          For                            For
       W.S.R. SEYFFERT                                           Mgmt          For                            For
       C.M. THOMPSON                                             Mgmt          For                            For

02     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS         Mgmt          For                            For
       AND TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS'
       REMUNERATION.

03     TO APPROVE THE ADVISORY RESOLUTION ON THE CORPORATION'S   Mgmt          For                            For
       APPROACH TO EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  933380418
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2011
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: HOWARD G. BUFFETT                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: EVAN G. GREENBERG                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MUHTAR KENT                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO              Mgmt          For                            For

1J     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

1M     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

1N     ELECTION OF DIRECTOR: JACOB WALLENBERG                    Mgmt          Against                        Against

1O     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

03     APPROVAL OF THE PERFORMANCE MEASURES AVAILABLE            Mgmt          For                            For
       UNDER THE PERFORMANCE INCENTIVE PLAN OF THE
       COCA-COLA COMPANY TO PRESERVE THE TAX DEDUCTIBILITY
       OF THE AWARDS

04     APPROVAL OF THE PERFORMANCE MEASURES AVAILABLE            Mgmt          For                            For
       UNDER THE COCA-COLA COMPANY 1989 RESTRICTED
       STOCK AWARD PLAN TO PRESERVE THE TAX DEDUCTIBILITY
       OF THE AWARDS

05     ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY              Mgmt          For                            For
       ON PAY VOTE)

06     ADVISORY VOTE ON THE FREQUENCY OF HOLDING THE             Mgmt          1 Year                         For
       SAY ON PAY VOTE

07     SHAREOWNER PROPOSAL REGARDING A REPORT ON BISPHENOL-A     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE SWATCH GROUP AG                                                                         Agenda Number:  703065070
--------------------------------------------------------------------------------------------------------------------------
        Security:  H83949133
    Meeting Type:  AGM
    Meeting Date:  31-May-2011
          Ticker:
            ISIN:  CH0012255144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 832726 DUE TO ADDITION OF RESOLUTIONS AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No vote
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

CMMT   PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting    No vote
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 10 MAY 2011 [BOOK CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.

1.1    2010 Annual Report of the Board of Directors              Non-Voting    No vote

1.2    2010 Financial Statements (Balance Sheet, Income          Non-Voting    No vote
       Statement and Notes) and 2010 Consolidated
       Financial Statements

1.3    Statutory Auditors' Report                                Non-Voting    No vote

1.4    Approval of the Reports and the Financial Statements      Mgmt          Take No Action

2      The Board of Directors recommends that the General        Mgmt          Take No Action
       Meeting shall discharge all members of the
       Board of Directors for the financial year 2010

3      The Board of Directors recommends that the General        Mgmt          Take No Action
       Meeting appropriates the 2010 profit of CHF
       607,596,832.93 resulting from the balance sheet
       (net income as of 31.12.2010 of CHF 581,132,548.68
       plus balance brought forward from the previous
       year of CHF 26,464,284.25) as follows: Dividend
       on share capital of CHF 125,210,250.00 - CHF
       1.00 per registered share with a par value
       of CHF 0.45, CHF 124,045,000.00 - CHF 5.00
       per bearer share with a par value of CHF 2.25,
       CHF 154,200,000.00 Allocation to special reserve
       CHF 300,000,000.00 Net income brought forward
       CHF 29,351,832.93 Total CHF 607,596,832.93
       NB: The Group intends not to pay a dividend
       to the subsidiaries of which it is a 100% owner

4      The Board of Directors recommends that the General        Mgmt          Take No Action
       Meeting appoints PricewaterhouseCoopers Ltd
       for another period of one year as Statutory
       Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION   Non-Voting    Take No Action
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART STORES, INC.                                                                       Agenda Number:  933425236
--------------------------------------------------------------------------------------------------------------------------
        Security:  931142103
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2011
          Ticker:  WMT
            ISIN:  US9311421039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: AIDA M. ALVAREZ                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES W. BREYER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. MICHELE BURNS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROGER C. CORBETT                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DOUGLAS N. DAFT                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MICHAEL T. DUKE                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: GREGORY B. PENNER                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: STEVEN S REINEMUND                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: H. LEE SCOTT, JR.                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: ARNE M. SORENSON                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JIM C. WALTON                       Mgmt          For                            For

1M     ELECTION OF DIRECTOR: S. ROBSON WALTON                    Mgmt          For                            For

1N     ELECTION OF DIRECTOR: CHRISTOPHER J. WILLIAMS             Mgmt          For                            For

1O     ELECTION OF DIRECTOR: LINDA S. WOLF                       Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT          Mgmt          For                            For
       ACCOUNTANTS

03     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Mgmt          For                            For

04     ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY         Mgmt          1 Year                         For
       VOTES ON EXECUTIVE COMPENSATION

05     GENDER IDENTITY NON-DISCRIMINATION POLICY                 Shr           Against                        For

06     POLITICAL CONTRIBUTIONS REPORT                            Shr           Against                        For

07     SPECIAL SHAREOWNER MEETINGS                               Shr           Against                        For

08     REQUIRE SUPPLIER(S) TO PUBLISH AN ANNUAL SUSTAINABILITY   Shr           Against                        For
       REPORT

09     CLIMATE CHANGE RISK DISCLOSURE                            Shr           Against                        For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS GLOBAL TOTAL RETURN FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/31/2011